Putnam
Master
Intermediate
Income Trust

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-05

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Throughout the period ended March 31, 2005, the Federal Reserve Board's series of gradual increases in the federal funds rate occupied much of investors' attention. However, these increases did not begin to have a significant impact on stock and bond prices until approximately March 2005. Also in March, we began to see a measurable increase in longer-term interest rates, which, along with continued record-high energy prices, has slowed the stock market's momentum. Concerns about inflation have also begun to influence the markets once again and may affect bond prices going forward. In such an environment, security selection takes on even greater importance and the in-depth, professional research and active management mutual funds can provide makes them an even more intelligent choice for today's investors.

Given these trends, we want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on improving investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we are including additional disclosure about your fund's management team in this report. Following the Outlook for Your Fund, we provide manager compensation information that pertains to your fund, list any changes in your fund's Portfolio Leader and Portfolio Members during the prior year, and disclose these individuals' other fund management responsibilities at Putnam. We also show how much these individuals, as well as the members of Putnam's Executive Board, have invested in the fund (in dollar ranges). Furthermore, on page 13, we provide information about the most recent approval by the Trustees of your fund's management contract with Putnam.

In the following pages, members of your fund's management team discuss the fund's performance, the strategies used to pursue the fund's investment objective during the reporting period, and the team's plan for responding to recent changes in the market climate.

As always, we thank you for your continuing confidence in Putnam.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

May 18, 2005


Report from Fund Management

Fund highlights

 * During the semiannual period ended March 31, 2005, Putnam Master Intermediate Income Trust had total returns of 3.07% at net asset value
   (NAV) and -2.00% at market price.

 * The fund's primary benchmark, the Lehman Government/Credit Bond Index, returned 0.13%.

 * The average return for the fund's Lipper category, Flexible Income Funds (closed-end), was 3.45%.

 * The fund's dividend was reduced to $0.035 per share during the period. See page 5 for details.

 * See the Performance Summary beginning on page 10 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

The six-month period under review was generally favorable for global bond markets until the final two months, when the Federal Reserve Board (the Fed) again raised short-term interest rates and expressed greater concern about the potential for inflation. This prompted sell-offs in all sectors of the bond market; however, those sectors with higher credit risk saw greater price declines (and yield increases). Because your fund invests in a variety of fixed-income sources, it was able to outperform its benchmark, based on results at NAV. However, the fund underperformed its Lipper category average because it had less exposure to emerging- market bonds and to non-U.S. dollar denominated bonds than many of its peers, and these sectors remained strong. The fund's currency strategy, which has begun to shift toward increasing exposure to the U.S. dollar, was helpful during the period. It is important to note that a fund's performance at market price may differ from its results at NAV. Although market price performance generally reflects investment results, it may also be influenced by several other factors, including changes in investor perceptions of the fund or its investment advisor, market conditions, fluctuations in supply and demand for the fund's shares, and changes in fund distributions.


------------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 3/31/05
------------------------------------------------------
                                             Market
(inception 4/29/88)           NAV            price
------------------------------------------------------
6 months                      3.07%          -2.00%
------------------------------------------------------
1 year                        5.06           -0.78
------------------------------------------------------
5 years                      44.99           65.21
Annual average                7.71           10.56
------------------------------------------------------
10 years                    104.65          107.77
Annual average                7.42            7.59
------------------------------------------------------
Annual average
(life of fund)                7.97            6.82
------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes.

FUND PROFILE

Putnam Master Intermediate Income Trust seeks high current income and relative stability by investing in limited-maturity bonds in the investment-grade and high-yield sectors, as well as non-U.S. bond markets. The fund is designed for investors seeking high current income, asset class diversification, or both.


Market overview

One of the most important events of the six-month period was the change in tone from the Fed when it raised short-term interest rates in March. This rate increase was the seventh in a series of increases that began in June 2004. At the time of the initial increase, the Fed's official comments implied that future rate increases would come at a "measured pace," and were intended to bring short-term rates back to more "normal" levels (from a 46-year low). As a result, long-term bond investors were not overly concerned about an abrupt hike in interest rates, and yields on long-term bonds continued to decline through calendar 2004 and into early 2005. The economy, meanwhile, continued to grow at a solid, moderate pace with low inflation.

However, in the first calendar quarter of 2005, there were some indications of inflation picking up as the economy strengthened. Record-high energy prices began to affect the prices of goods and services. More importantly, companies began to see that productivity was slowing, and that they might try to pass along wage increases in the form of higher prices for their products. At its meetings in January, February, and March, the Fed's tone gradually came to reflect concerns about inflation. In March, the Fed stated it would continue to raise rates at a measured pace but would "respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."* The U.S. and international bond markets saw this as a signal that future rate increases could be more frequent and larger. Bonds sold off, with lower-quality, higher-yield bond sectors -- including emerging markets and high-yield corporates -- experiencing the greatest price declines (and yield increases).

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/05
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Government/Credit Bond Index
(U.S. Treasury and agency securities and corporate bonds)               0.13%
-------------------------------------------------------------------------------
JP Morgan Global Diversified Emerging Markets Bond Index
(global emerging-market bonds)                                          3.49%
-------------------------------------------------------------------------------
Citigroup Non-U.S. World Government Bond Index
(international government bonds)                                        7.21%
-------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate bonds)   3.23%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.88%
-------------------------------------------------------------------------------
Russell 2000 Growth Index (small-company growth stocks)                 7.23%
-------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                   8.70%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 3/31/05.
-------------------------------------------------------------------------------

* From "Text of Federal Reserve's Interest Rate Decision," as reported by Dow Jones Newswires, March 22, 2005.


Strategy overview

A key element of the fund's strategy has been to continue to reduce the level of credit risk in the portfolio. During the period, we further reduced the fund's emerging-market weighting and increased the average credit quality of the fund's high-yield holdings by selling lower-quality bonds and buying bonds with higher ratings. (The high-yield sector, which is generally lower in quality than other sectors such as Treasuries, has several tiers of credit quality.) Another component of our strategy during the period was to reduce sensitivity to changes in interest rates by shortening the fund's overall duration. Duration, which is measured in years, is the primary indicator of interest-rate sensitivity. The shorter a bond's duration, the less sensitive its price will be to interest-rate changes. The fund's lower interest-rate sensitivity hurt its performance during the first half of the period, but was significantly helpful in the second half -- especially during the final month, when rates rose more substantially. During the period, we continued to increase the fund's position in bank loans (included in the "high yield" sector in the chart below). These securities offer a higher level of credit quality than high-yield bonds. In addition, they offer floating interest rates that, like an adjustable-rate home mortgage, move in tandem with market rates and therefore can help provide some protection from interest-rate risk.

We also continued to favor international bonds from developing countries over emerging-market bonds. These bonds should continue to benefit from a weak dollar environment. However, we think that going forward, gains from foreign currencies in the portfolio are likely to be more modest than those seen in recent years.


[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS COMPARED]

SECTOR WEIGHTINGS COMPARED

                           as of 9/30/04    as of 3/31/05

U.S. investment grade         38.0%            43.3%

High yield                    40.0%            40.7%

International*                22.0%            16.0%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of total investment portfolio. Holdings will vary over time.

* Includes emerging markets.


How fund holdings affected performance

The semiannual period was marked by interest-rate fluctuations within a moderate range. In such an environment, securitized bonds, or structured securities, tend to perform well because they typically offer higher income than corporate bonds of comparable credit quality. They also offer short maturities, so as interest rates rise, we can reinvest the proceeds in higher-yielding securities. The most common type of securitized bonds are mortgage-backed securities (MBSs) issued by the Federal National Mortgage Association (Fannie Mae) and the Government National Mortgage Association (Ginnie Mae). Other types of securitized bonds include asset-backed securities (ABSs), which are typically backed by car loans and credit card payments, and commercial mortgage-backed securities (CMBSs), which are backed by loans on large commercial real estate projects, such as office parks or shopping malls. During the six-month period, the fund's holdings of ABSs, CMBSs, and MBSs backed by adjustable-rate mortgages all performed well relative to most other bond sectors.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 3/31/05)

High Yield Sector

 1 Conseco Finance Securitizations Corp. (0.4%)
   Ser. 01-3, Class A4, 6.91s, 2033
   Asset-backed security

 2 Conseco Finance Securitizations Corp. (0.4%)
   Ser. 00-4, Class A6, 8.31s, 2032
   Asset-backed security

 3 Qwest Corp. (0.4%)
   144A notes 9 1/8s, 2012
   Communications services

International Sector

 1 Germany (Federal Republic of) (1.5%)
   Bonds Ser. 97, 6s, 2007

 2 United Mexican States (1.4%)
   Notes 6 5/8s, 2015

 3 Germany (Federal Republic of) (1.1%)
   Bonds Ser. 97, 6s, 2007

U.S. Investment Grade Sector

 1 Federal National Mortgage Association (5.8%)
   30 yr. conventional, 5 1/2s TBA April 1, 2035

 2 U.S. Treasury Notes (3.7%)
   3 1/4s, August 15, 2008

 3 Federal National Mortgage Association (3.6%)
   15 yr. conventional, 4 1/2s TBA April 1, 2020

Footnote reads:
The fund's holdings will change over time.


The fund's holdings of Treasury bonds underperformed most fixed-income sectors for most of the period (until the final month), but the fund was underweighted in this sector compared to many of its peers, so this positioning helped relative returns.

European government bonds made a substantial contribution to returns during the period, benefiting from slowing growth in Europe and expectations that these low growth rates would continue through the end of 2005. When U.S. bond markets declined in February and March 2005, European government bonds outperformed by a considerable margin. Because the fund was overweighted in these securities, particularly those issued by the governments of Germany, France, and Sweden, this positioning bolstered relative returns. While the fund remains significantly underweighted -- relative to its peer group -- in emerging-market securities, we added some emerging-market bonds during the period, believing them to be more attractive than high-yield corporate bonds. During the period, we emphasized bonds from Brazil, Colombia, Mexico, and Russia, while reducing exposure in Turkey, Uruguay, and Panama.

In the high-yield corporate bond portion of the portfolio, we emphasized bonds in the chemicals sector, including Huntsman International, which performed well. In the energy sector, which we favored due to strong demand and reduced supply, the fund's holdings of Star Gas Partners detracted from performance. This company, a distributor of home heating oil in New England, was plagued by operational issues and rising oil prices. Nevertheless, we are still positive about its prospects and maintained the holding in the fund. The fund was also overweighted in bonds issued by wireless telecommunications companies, including Nextel Communications, because of their strong subscriber growth, attractive valuations, and industry consolidation.

Finally, we increased the fund's holdings of senior-secured bank loans. These loans carry floating interest rates, which means they reset in accordance with changes in short-term interest rates, which is beneficial if rates rise. The loans' "senior-secured" status means that they are fully backed by each issuing company's assets, such as plants, equipment, and inventory. Moreover, senior-secured loan lenders are paid before any non-secured debt holder in the event of a liquidation of the company's assets due to bankruptcy.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

Fund's dividend reduced

More than 35% of the fund's portfolio is invested in corporate high-yield securities. Over the past several years, the high-yield market has experienced dramatic declines in yield as well as a significant narrowing of credit yield spreads compared with Treasuries. Since the beginning of the market rebound in October 2002, the spread over Treasuries has narrowed considerably, pushing yields dramatically lower. As a result of these events in the high-yield market, the fund reduced its dividend to $0.035 per share from $0.038 per share, effective October 2004.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management teams' plans for responding to them.

During the period, the fund's moderate returns reflected a more cautious bond market and a more mature global economic recovery. Our forecast is for continued steady growth with a slight increase in inflation. Such an environment would probably be consistent with more Fed short-term interest-rate increases and the possibility for long-term bond yields to continue moving upward. In such an environment, we believe the fund's shorter duration and higher credit quality would help it to weather the impact of higher interest rates, if they come to pass (as we believe they will). Of course, we will continue to remain vigilant about any possible disruptions to global economies and fixed-income markets, keeping the fund positioned defensively while remaining well diversified in a broad range of fixed-income sectors and securities.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. The fund's shares trade on a stock exchange at market prices, which may be lower than the fund's net asset value.


Your fund's management

Your fund is managed by the members of the Putnam Core Fixed-Income and Core Fixed-Income High Yield teams. D. William Kohli is the Portfolio Leader. Rob Bloemker, Jeffrey Kaufman, Paul Scanlon, and David Waldman are Portfolio Members of the fund. The Portfolio Leader and Portfolio Members coordinate the teams' management of the fund.

For a complete listing of the members of the Putnam Core Fixed-Income and Core Fixed-Income High-Yield teams, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Fund ownership

The table below shows how much the fund's current Portfolio Leader and Portfolio Members have invested in the fund (in dollar ranges).
Information shown is for March 31, 2005, and March 31, 2004.



-------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO LEADER AND PORTFOLIO MEMBERS
-------------------------------------------------------------------------------------------------------------
                                    $1 -        $10,001 -    $50,001 -  $100,001 -     $500,001 - $1,000,001
                    Year     $0     $10,000     $50,000     $100,000    $500,000     $1,000,000     and over
-------------------------------------------------------------------------------------------------------------
D. William Kohli    2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Leader    2004      *
-------------------------------------------------------------------------------------------------------------
Rob Bloemker        2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
Jeffrey Kaufman     2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
Paul Scanlon        2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
David Waldman       2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    2004      *
-------------------------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 3/31/04.



Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $440,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team and the Group Chief Investment Officer of the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

D. William Kohli is also a Portfolio Leader of Putnam Diversified Income Trust and Putnam Premier Income Trust, and a Portfolio Member of Putnam Global Income Trust.

Rob Bloemker is also a Portfolio Member of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Income Fund, Putnam Limited Duration Government Income Fund, Putnam Premier Income Trust, and Putnam U.S. Government Income Trust.

Jeffrey Kaufman is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Premier Income Trust.

Paul Scanlon is also a Portfolio Leader of Putnam Floating Rate Income Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, and Putnam Managed High Yield Trust. He is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Premier Income Trust.

David Waldman is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Premier Income Trust.

D. William Kohli, Rob Bloemker, Jeffrey Kaufman, Paul Scanlon, and David Waldman may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.


Changes in your fund's Portfolio Leader and Portfolio Members

During the year ended March 31, 2005, the Putnam Core Fixed-Income High-Yield Team joined the Putnam Core Fixed-Income Team in assuming management of the fund. Consequently, Rob Bloemker, Jeffrey Kaufman, and Paul Scanlon became Portfolio Members of your fund. In addition, Portfolio Member Stephen Peacher left your fund's management team.

Fund ownership

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is for March 31, 2005, and March 31, 2004.



------------------------------------------------------------------------------------------------
PUTNAM EXECUTIVE BOARD
------------------------------------------------------------------------------------------------
                                                   $1 -        $10,001 -    $50,001 -   $100,001
                                   Year     $0     $10,000     $50,000     $100,000     and over
------------------------------------------------------------------------------------------------
Philippe Bibi                      2005      *
------------------------------------------------------------------------------------------------
Chief Technology Officer           2004      *
------------------------------------------------------------------------------------------------
John Boneparth                     2005      *
------------------------------------------------------------------------------------------------
Head of Global Institutional Mgmt  2004      *
------------------------------------------------------------------------------------------------
Joshua Brooks                      2005      *
------------------------------------------------------------------------------------------------
Deputy Head of Investment          N/A
------------------------------------------------------------------------------------------------
Kevin Cronin                       2005      *
------------------------------------------------------------------------------------------------
Deputy Head of Investments         N/A
------------------------------------------------------------------------------------------------
Charles Haldeman, Jr.              2005               *
------------------------------------------------------------------------------------------------
President and CEO                  2004      *
------------------------------------------------------------------------------------------------
Amrit Kanwal                       2005      *
------------------------------------------------------------------------------------------------
Chief Financial Officer            2004      *
------------------------------------------------------------------------------------------------
Steven Krichmar                    2005      *
------------------------------------------------------------------------------------------------
Chief of Operations                N/A
------------------------------------------------------------------------------------------------
Francis McNamara, III              2005      *
------------------------------------------------------------------------------------------------
General Counsel                    N/A
------------------------------------------------------------------------------------------------
Richard Monaghan                   2005      *
------------------------------------------------------------------------------------------------
Head of Retail Management          2004      *
------------------------------------------------------------------------------------------------
Richard Robie, III                 2005      *
------------------------------------------------------------------------------------------------
Chief Administrative Officer       2004      *
------------------------------------------------------------------------------------------------
Edward Shadek                      2005      *
------------------------------------------------------------------------------------------------
Deputy Head of Investments         N/A
------------------------------------------------------------------------------------------------

N/A indicates the individual was not a member of Putnam's Executive Board as of 3/31/04.



Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended March 31, 2005. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/05
------------------------------------------------------------------------------
                                                  NAV         Market price
------------------------------------------------------------------------------
6 months                                          3.07%       -2.00%
------------------------------------------------------------------------------
1 year                                            5.06        -0.78
------------------------------------------------------------------------------
5 years                                          44.99        65.21
Annual average                                    7.71        10.56
------------------------------------------------------------------------------
10 years                                        104.65       107.77
Annual average                                    7.42         7.59
------------------------------------------------------------------------------
Annual average
Life of fund (since 4/29/88)                      7.97         6.82
------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes.


------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/05
------------------------------------------------------------------------------
                                 Citigroup Non-  JP Morgan   Lipper  Flexible
                  Lehman Govt./  U.S. World      Global      Income Funds
                  Credit Bond    Govt. Bond      High Yield  (closed-end)
                  Index          Index           Index*      category average+
------------------------------------------------------------------------------
6 months          0.13%          7.21%           3.23%       3.45%
------------------------------------------------------------------------------
1 year            0.40           6.98            7.36        5.59
------------------------------------------------------------------------------
5 years          42.18          49.29           45.11       38.81
Annual average    7.29           8.34            7.73        6.63
------------------------------------------------------------------------------
10 years        100.60          71.75          113.36      115.08
Annual average    7.21           5.56            7.87        7.71
------------------------------------------------------------------------------
Annual average
Life of fund
(since 4/29/88)   7.94           7.32              --        8.14
------------------------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value. Lipper calculations for reinvested dividends may differ from actual performance.

 * The JP Morgan Global High Yield Index's inception date was 12/31/93.

 + Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/05, there were 9 funds in this Lipper category.


------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/05
------------------------------------------------------------------------------
Putnam Master Intermediate Income Trust
------------------------------------------------------------------------------
Distributions (number)                   6
------------------------------------------------------------------------------
Income                                   $0.210
------------------------------------------------------------------------------
Capital gains                            --
------------------------------------------------------------------------------
Total                                    $0.210
------------------------------------------------------------------------------
Share value:                             NAV           Market price
------------------------------------------------------------------------------
9/30/04                                  $7.13         $6.73
------------------------------------------------------------------------------
3/31/05                                   7.12          6.39
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1                  5.90%         6.57%
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the American Stock Exchange and the New York Stock Exchange.


Comparative indexes

Citigroup Non-U.S. World Government Bond Index is an unmanaged index of global investment-grade fixed-income securities, excluding the United States.

JP Morgan Global Diversified Emerging Markets Bond Index is an unmanaged index of global emerging-market fixed-income securities.

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Government/Credit Bond Index is an unmanaged index of U.S.
Treasuries, agency securities, and investment-grade corporate bonds.

Russell 2000 Growth Index is an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their growth orientation.

Russell 2000 Value Index is an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management. In this regard the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary in the circumstances. Over the course of several months beginning in March and ending in June of 2004, the Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's contract, effective July 1, 2004.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such service, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below.

Model fee schedules and categories; total expenses

The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam complex and compares favorably with fees paid by competitive funds sponsored by other advisors. The Trustees reviewed the model fee schedule currently in effect for the fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. The Trustees also reviewed comparative fee and expense information for competitive funds. The Trustees concluded that no changes should be made in the fund's current fee schedule at this time. The Trustees noted that expense ratios for a number of Putnam funds had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004. They also noted that the competitive landscape regarding mutual fund fees may be changing as a result of fee reductions accepted by various other fund groups in connection with recent regulatory settlements and greater focus on fees and expenses in the mutual fund industry generally. The Trustees indicated an intention to monitor these developments closely.

Economies of scale

As noted above, the Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees indicated their intention to continue their ongoing consideration of economies of scale and in particular to consider further the possible operation of such economies in the event that a significant recovery in the equity markets or net fund sales were to raise asset levels substantially above current levels. In this regard, the Trustees noted that they had reviewed data relating to the substantial increase in asset levels of the Putnam funds that occurred during the years leading up to the market peak in 2000, the subsequent decline in assets and the resulting impact on revenues and expenses of Putnam Management. The Trustees also noted that recent declines in net assets in many Putnam funds, together with significant changes in the cost structure of Putnam Management have altered the economics of Putnam Management's business in significant ways. The Trustees concluded that they would monitor these changes carefully and evaluate the resulting impact on Putnam Management's economics and the sharing of economies of scale between the parties.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under the Management Contracts. The Trustees recognized that a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds.


They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such under-performance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line in an effort to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted. As a general matter, the Trustees concluded that consultation between the Trustees and Putnam Management represents the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds and their financial advisors have, as a general matter, effectively placed their trust in the Putnam organization, under the supervision of the funds' Trustees, to make appropriate decisions regarding the management of the funds. The Trustees believe that the termination of the Management Contract and engagement of a new investment adviser for under-performing funds, with all the attendant disruptions, would not serve the interests of fund shareholders at this time and would not necessarily provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the Management Contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, which pertain mainly to funds investing in equity securities. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage represent assets of the funds that should be used for the benefit of fund shareholders. The Trustees noted recent trends in the allocation of fund brokerage, including commission costs, the allocation of brokerage to firms that provide research services to Putnam Management, and the sources and application of available soft-dollar credits. Effective December 31, 2003, reflecting a decision made by the Trustees earlier that year, Putnam Management ceased allocating brokerage in connection with the sale of fund shares. In addition, in preparing its budget for commission allocations in 2004, Putnam Management voluntarily reduced substantially the allocation of brokerage commissions to acquire research services from third-party service providers. In light of evolving best practices in the mutual fund industry, the Trustees concluded that this practice should be further curtailed and possibly eliminated in the near future. The Trustees indicated that they would continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.


Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of the annual contract reviews included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans and college endowments. This information included comparison of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees devoted special attention to these issues and reviewed recent articles by critics of mutual fund fees, articles by the ICI defending such fee differences, and relevant guidance provided by decisions of the courts. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflects to a substantial degree historical competitive forces operating in separate market places. In reaching their conclusions, the Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, and also considered the differences between the services that Putnam provides to the Putnam funds and those that it provides to institutional clients of the firm.

Settlement of regulatory charges related to market timing

Finally, in reaching their conclusions, the Trustees considered all matters pertinent to the administrative charges filed against Putnam Management by the SEC and the Commonwealth of Massachusetts in October 2003 relating to market timing, the firm's settlement of those charges, and the conclusions and recommendations of the Trustees' Audit and Pricing Committee based on its review of these matters. The Trustees considered the actions taken by the owner of Putnam Management and its new senior management to terminate or discipline the individuals involved, to implement new compliance systems, to indemnify the funds against all costs and liabilities related to these matters, and otherwise to ensure that the interests of the funds and their shareholders are fully protected. The Trustees noted that, in addition to the settlements of the regulatory charges which will provide comprehensive restitution for any losses suffered by shareholders, the new senior management of Putnam Management has moved aggressively to control expense ratios of funds affected by market timing, to reduce charges to new investors, to improve disclosure of fees and expenses, and to emphasize the paramount role of investment performance in achieving shareholders' investment goals.


Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


The fund's portfolio
March 31, 2005 (Unaudited)

Corporate bonds and notes (31.6%) (a)
Principal amount                                                          Value

Basic Materials (3.4%)
-------------------------------------------------------------------------------
      $455,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                            $437,938
     3,780,000 ALROSA Finance SA 144A company
               guaranty 8 7/8s,  2014 (Luxembourg)                    3,907,575
       460,000 BCP Caylux Holdings Luxembourg SCA
               144A sr. sub. notes  9 5/8s, 2014                        524,400
EUR    550,000 Cognis Holding GmbH & Co. 144A sr.
               notes 9 1/2s, 2014 (Germany)                             789,771
      $285,000 Compass Minerals International, Inc.
               sr. disc. notes stepped-coupon Ser. B,
               zero % (12s, 6/1/08), 2013 (STP)                         236,550
       775,000 Compass Minerals International, Inc.
               sr. notes stepped-coupon zero %
               (12 3/4s, 12/15/07), 2012 (STP)                          666,500
       345,000 Crystal US Holdings, LLC/US Sub 3
               Corp. 144A sr. disc. notes
               stepped-coupon zero % (10s,
               10/1/09), 2014 (STP)                                     248,400
       375,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                     402,188
     1,148,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s, 2008                                          1,262,800
       705,000 Georgia-Pacific Corp. company
               guaranty 9 3/8s, 2013                                    787,838
       405,000 Georgia-Pacific Corp. company
               guaranty 8 7/8s, 2010                                    452,081
        80,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                      87,700
       680,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                   758,200
       860,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                            984,700
       200,000 Huntsman Advanced Materials, LLC
               144A sec. FRN 10.89s, 2008                               211,000
       240,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                275,400
       260,000 Huntsman, LLC company guaranty
               11 5/8s, 2010                                            304,200
       191,000 Huntsman, LLC 144A company guaranty
               12s, 2012                                                223,470
       225,000 Innophos, Inc. 144A sr. sub. notes
               8 7/8s, 2014                                             236,250
       130,000 International Steel Group, Inc. sr.
               notes 6 1/2s, 2014                                       132,600
       646,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                    702,525
        80,000 Jefferson Smurfit Corp. company
               guaranty 8 1/4s, 2012                                     82,200
        40,000 Jefferson Smurfit Corp. company
               guaranty 7 1/2s, 2013                                     39,800
EUR    500,000 JSG Holding PLC sr. notes 11 1/2s,
               2015 (Ireland) (PIK)                                     601,019
    $1,375,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                           1,474,688
       235,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   252,625
EUR    440,000 MDP Acquisitions PLC sr. notes
               Ser. EUR, 10 1/8s, 2012 (Ireland)                        643,253
EUR     75,000 Nalco Co. sr. notes 7 3/4s, 2011                         105,211
EUR     75,000 Nalco Co. sr. sub. notes 9s, 2013                        108,281
    $1,045,000 Nalco Co. sr. sub. notes 8 7/8s,
               2013                                                   1,118,150
       238,000 Norske Skog Canada, Ltd. sr. notes
               7 3/8s, 2014 (Canada)                                    230,860
       805,000 Novelis, Inc. 144A sr. notes 7 1/4s,
               2015 (Canada)                                            788,900
       509,465 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                       545,128
       134,477 Pioneer Companies, Inc. sec.
               sr.notes FRN 6.59s, 2006                                 141,873
       235,000 PQ Corp. 144A company guaranty
               7 1/2s, 2013                                             231,475
EUR    350,000 Rockwood Specialties Group, Inc.
               company guaranty 7 5/8s, 2014                            458,236
      $150,000 Rockwood Specialties Group, Inc.
               144A sub. notes 7 1/2s, 2014                             150,000
EUR    440,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                        616,379
      $695,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                    748,863
       146,606 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                          146,606
       145,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                             155,150
       240,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             247,800
       140,000 Stone Container Finance company
               guaranty 7 3/8s, 2014 (Canada)                           138,600
        80,000 Tembec Industries, Inc. company
               guaranty 7 3/4s, 2012 (Canada)                            72,800
       375,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                            401,250
       243,000 United Agri Products sr. notes 9s,
               2011                                                     252,720
       509,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             563,718
        48,060 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010 (PIK)                                      39,169
        93,174 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011 (PIK)                                      75,937
       190,000 WHX Corp. sr. notes 10 1/2s, 2005
               (In default) (NON)                                       190,000
                                                                 --------------
                                                                     24,252,777

Capital Goods (2.3%)
-------------------------------------------------------------------------------
       255,000 AEP Industries, Inc. 144A sr. notes
               7 7/8s, 2013                                             256,083
       732,000 Allied Waste North America, Inc.
               company guaranty  Ser. B, 8 1/2s,
               2008                                                     757,620
       362,000 Amsted Industries, Inc. 144A sr.
               notes 10 1/4s, 2011                                      394,580
        33,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                      33,413
       282,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         279,885
       541,000 Blount, Inc. sr. sub. notes 8 7/8s,
               2012                                                     570,755
        73,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                        70,080
       870,000 Crown Euro Holdings SA sec. notes
               10 7/8s, 2013 (France)                                 1,009,200
EUR     80,000 Crown Euro Holdings SA sec. notes
               10 1/4s, 2011 (France)                                   117,475
      $316,000 Crown Euro Holdings SA sec. notes
               9 1/2s, 2011 (France)                                    346,810
       107,000 Crown Euro Holdings SA sec. notes
               6 1/4s, 2011 (France)                                    147,389
     1,981,000 Decrane Aircraft Holdings Co.
               company guaranty zero %, 2008                            752,780
       721,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                             789,495
       105,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                 118,650
EUR    360,000 Flender Holdings 144A sr. notes 11s,
               2010 (Germany)                                           566,764
      $555,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            602,869
       515,000 Invensys, PLC notes 9 7/8s, 2011
               (United Kingdom)                                         524,013
       330,000 L-3 Communications Corp. company
               guaranty 6 1/8s, 2013                                    325,875
     1,450,000 L-3 Communications Corp. sr. sub.
               notes 5 7/8s, 2015                                     1,392,000
        55,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    62,425
EUR    180,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                   256,950
      $220,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                             226,600
       237,000 Milacron Escrow Corp. sec. notes
               11 1/2s, 2011                                            258,330
       265,000 Mueller Group, Inc. sr. sub. notes
               10s, 2012                                                286,200
       205,000 Mueller Holdings, Inc. disc. notes
               stepped-coupon zero %  (14 3/4s,
               4/15/09), 2014 (STP)                                     141,450
       560,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    592,200
       520,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                    544,700
       964,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                           1,053,170
       515,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                     515,000
EUR    142,000 Polypore, Inc. notes 8 3/4s, 2012                        176,225
      $258,000 Polypore, Inc. sr. sub. notes
               8 3/4s, 2012                                             241,230
       985,000 Sequa Corp. sr. notes 9s, 2009                         1,058,875
       155,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             164,300
       260,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                    246,350
       190,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                     207,100
       730,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                            795,700
       370,000 Titan Corp. (The) company guaranty
               8s, 2011                                                 384,800
                                                                 --------------
                                                                     16,267,341

Communication Services (2.3%)
-------------------------------------------------------------------------------
       332,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       378,480
       268,000 Alamosa Delaware, Inc. company
               guaranty stepped-coupon  zero %
               (12s, 7/31/05), 2009 (STP)                               291,450
       195,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009                                    180,375
       750,000 American Towers, Inc. company
               guaranty 7 1/4s, 2011                                    774,375
       529,140 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     26,457
       805,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                             792,925
       564,000 Citizens Communications Co. notes
               9 1/4s, 2011                                             617,580
     2,120,000 Citizens Communications Co. sr.
               notes 6 1/4s, 2013                                     1,992,800
       214,443 Globix Corp. company guaranty 11s,
               2008 (PIK)                                               205,865
       580,000 Inmarsat Finance PLC company
               guaranty 7 5/8s, 2012  (United
               Kingdom)                                                 582,900
       754,000 Inmarsat Finance PLC company
               guaranty stepped-coupon  zero %
               (10 3/8s, 10/15/08), 2012 (STP)                          531,570
       300,000 iPCS, Inc. sr. notes 11 1/2s, 2012                       337,500
        82,000 IWO Escrow Co. 144A sec. FRN 6.32s,
               2012                                                      83,640
        82,000 IWO Escrow Co. 144A sr. disc. notes
               stepped-coupon  zero % (10 3/4s,
               1/15/10), 2015 (STP)                                      52,480
       725,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                      775,750
       981,000 MCI, Inc. sr. notes 8.735s, 2014                       1,079,100
     2,385,000 Nextel Communications, Inc. sr.
               notes 5.95s, 2014                                      2,373,075
       275,000 PanAmSat Corp. notes 6 3/8s, 2008                        279,125
       428,000 Qwest Communications International,
               Inc. 144A sr. notes  7 3/4s, 2014                        418,370
     2,415,000 Qwest Corp. 144A notes 9 1/8s, 2012                    2,626,313
       360,000 Qwest Services Corp. 144A notes
               14 1/2s, 2014                                            434,700
       164,000 Rogers Cantel, Inc. debs. 9 3/4s,
               2016 (Canada)                                            193,520
       261,000 Rogers Wireless Communications, Inc.
               sec. notes 7 1/2s,  2015 (Canada)                        268,178
       270,000 Rural Cellular Corp. sr. sub. notes
               9 3/4s, 2010                                             247,050
       228,000 SBA Communications Corp. 144A sr.
               notes 8 1/2s, 2012                                       235,980
       320,000 SBA Telecommunications Inc./SBA
               Communications Corp. sr. disc. notes
               stepped-coupon zero % (9 3/4s,
               12/15/07), 2011 (STP)                                    276,000
       152,000 TSI Telecommunication Services, Inc.
               company guaranty Ser. B,  12 3/4s,
               2009                                                     169,480
       235,000 Valor Telecommunications Enterprises
               LLC/Finance Corp. 144A sr. notes
               7 3/4s, 2015                                             233,825
                                                                 --------------
                                                                     16,458,863

Consumer Cyclicals (7.5%)
-------------------------------------------------------------------------------
       518,000 Advertising Direct 144A sr. notes
               9 1/4s, 2012 (Canada)                                    543,900
       290,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   316,825
       615,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                     639,600
       455,000 Asbury Automotive Group, Inc. sr.
               sub. notes 8s, 2014                                      441,350
       885,000 Autonation, Inc. company guaranty
               9s, 2008                                                 973,500
       236,000 Bear Creek Corp. 144A sr. notes 9s,
               2013                                                     233,640
       155,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                    164,300
       585,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                             631,800
       165,000 Boyd Gaming Corp. sr. sub. notes
               7 3/4s, 2012                                             172,838
       134,000 Boyd Gaming Corp. sr. sub. notes
               6 3/4s, 2014                                             132,325
     1,041,021 CanWest Media, Inc. 144A sr. sub.
               notes 8s, 2012 (Canada)                                1,080,059
       858,000 Coinmach Corp. sr. notes 9s, 2010                        877,305
        65,000 Cooper-Standard Automotive, Inc.
               144A notes 7s, 2012                                       60,450
       196,000 Cooper-Standard Automotive, Inc.
               144A notes 8 3/8s, 2014                                  159,250
       105,000 D.R. Horton, Inc. company guaranty
               8s, 2009                                                 112,886
       630,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                     685,125
       155,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                     160,425
       440,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                     432,332
       160,000 Dana Corp. notes 10 1/8s, 2010                           167,196
       550,000 Dana Corp. notes 9s, 2011                                605,684
       295,000 Dana Corp. notes 6 1/2s, 2009                            289,244
       565,000 Dayton Superior Corp. sec. notes
               10 3/4s, 2008                                            553,700
       160,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                               156,800
       525,000 Delco Remy International, Inc. sr.
               sub. notes 9 3/8s, 2012                                  441,000
       605,000 Dex Media West, LLC/Dex Media
               Finance Co. sr. notes Ser. B,
               8 1/2s, 2010                                             645,838
       505,000 Dex Media, Inc. disc. notes zero %,
               2013                                                     383,800
       580,000 Dex Media, Inc. notes 8s, 2013                           600,300
       190,000 Dura Operating Corp. company
               guaranty Ser. B, 8 5/8s, 2012                            175,275
       515,000 FelCor Lodging LP company guaranty
               9s, 2008 (R)                                             553,625
       438,000 Finlay Fine Jewelry Corp. sr. notes
               8 3/8s, 2012                                             413,910
       700,000 Gaylord Entertainment Co. sr. notes
               8s, 2013                                                 724,500
     1,430,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                     1,379,950
       200,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                       198,000
       185,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008 (R)                        188,700
       725,000 Host Marriott LP sr. notes Ser. M,
               7s, 2012 (R)                                             717,750
       340,000 Houghton Mifflin Co. sr. sub. notes
               9 7/8s, 2013                                             350,200
       590,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                   415,950
       575,000 JC Penney Co., Inc. notes 9s, 2012                       598,000
        30,000 JC Penney Co., Inc. notes 8s, 2010                        30,000
     1,061,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels  Finance Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                         1,148,533
       245,000 Jostens Holding Corp. sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           178,850
     1,140,000 Jostens IH Corp. company guaranty
               7 5/8s, 2012                                           1,128,600
       600,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                            642,000
       385,000 K. Hovnanian Enterprises, Inc.
               company guaranty 6 3/8s, 2014                            371,525
       295,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                       288,363
       108,000 K2, Inc. sr. notes 7 3/8s, 2014                          111,780
       232,000 KB Home company guaranty 5 7/8s,
               2015                                                     221,665
       333,000 KB Home sr. notes 5 3/4s, 2014                           318,956
       670,000 Laidlaw International, Inc. sr.
               notes 10 3/4s, 2011                                      758,775
       560,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                             582,400
       695,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            757,550
       550,000 Levi Strauss & Co. 144A sr. notes
               9 3/4s, 2015                                             540,375
       243,000 Mandalay Resort Group sr. notes
               6 3/8s, 2011                                             245,430
       700,000 MeriStar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                731,500
        75,000 MeriStar Hospitality Operating
               Partnership/MeriStar
               Hospitality Finance Corp. company
               guaranty 10 1/2s, 2009                                    80,250
       160,000 Meritage Homes Corp. sr. notes 7s,
               2014                                                     160,000
       235,000 Meritage Homes Corp. 144A sr. notes
               6 1/4s, 2015                                             220,900
       405,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                     400,950
       420,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     382,200
       675,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                             739,125
       802,000 MGM Mirage, Inc. company guaranty
               6s, 2009                                                 790,973
     1,510,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                           996,600
       460,000 Oxford Industries, Inc. sr. notes
               8 7/8s, 2011                                             487,600
       905,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                       975,138
       495,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                           530,888
       395,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  433,019
       955,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                     1,012,300
       200,000 Penn National Gaming, Inc. 144A sr.
               sub. notes 6 3/4s, 2015                                  197,000
       295,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                  305,325
       757,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 1/4s, 2012                                  757,000
     1,355,000 PRIMEDIA, Inc. sr. notes 8s, 2013                      1,382,100
       335,000 R.H. Donnelley Corp. 144A sr. notes
               6 7/8s, 2013                                             331,650
       925,000 R.H. Donnelley Finance Corp. I 144A
               company guaranty 8 7/8s, 2010                          1,008,250
       475,000 R.H. Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             547,438
       125,000 R.H. Donnelley, Inc. company
               guaranty 8 7/8s, 2010                                    136,250
EUR    345,000 Ray Acquisition sr. notes 9 3/8s,
               2015 (France)                                            418,065
      $365,000 Reader's Digest Association, Inc.
               (The) sr. notes 6 1/2s, 2011                             364,088
       509,000 Resorts International Hotel and
               Casino, Inc. company guaranty
               11 1/2s, 2009                                            579,624
       576,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             612,000
     1,107,000 Saks, Inc. company guaranty 7s, 2013                   1,001,835
     1,190,000 Samsonite Corp. sr. sub. notes
               8 7/8s, 2011                                           1,246,525
       385,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                            425,799
       626,000 Scientific Games Corp. 144A sr. sub.
               notes 6 1/4s, 2012                                       622,870
       735,000 Sealy Mattress Co. sr. sub. notes
               8 1/4s, 2014                                             766,238
       420,000 Standard Pacific Corp. sr. notes
               7 3/4s, 2013                                             437,850
       560,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 7/8s, 2012                      611,800
       390,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                      402,675
       520,000 Starwood Hotels & Resorts Worldwide,
               Inc. debs. 7 3/8s, 2015                                  559,000
       585,000 Starwood Hotels & Resorts Worldwide,
               Inc. notes 6 3/4s, 2005                                  589,388
       470,000 Station Casinos, Inc. sr. notes 6s,
               2012                                                     466,475
       335,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                   366,825
       220,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                        227,700
       326,000 Technical Olympic USA, Inc. sr. sub.
               notes 7 1/2s, 2015                                       301,550
EUR    125,000 Teksid Aluminum 144A company
               guaranty 11 3/8s,  2011 (Luxembourg)                     141,321
      $750,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                    836,250
       420,000 Tenneco Automotive, Inc. 144A sr.
               sub. notes 8 5/8s, 2014                                  408,450
       604,000 THL Buildco, Inc. (Nortek Holdings,
               Inc.) sr. sub. notes 8 1/2s, 2014                        582,860
       350,000 Toys R Us, Inc. notes 7 5/8s, 2011                       329,000
       515,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                    543,325
       605,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    577,775
       730,000 Vertis, Inc. 144A sub. notes
               13 1/2s, 2009                                            594,950
       810,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                    864,675
       399,000 William Carter Holdings Co. (The)
               company guaranty Ser. B,  10 7/8s,
               2011                                                     443,888
       540,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                            497,475
       555,000 Wynn Las Vegas, LLC/Wynn Las Vegas
               Capital Corp. 144A 1st mtge. 6 5/8s,
               2014                                                     527,250
                                                                 --------------
                                                                     53,656,116

Consumer Staples (4.4%)
-------------------------------------------------------------------------------
       215,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                    190,275
        50,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                     44,500
       341,000 Adelphia Communications Corp. sr.
               notes Ser. B, 9 7/8s, 2007 (In
               default) (NON)                                           289,850
       545,000 Affinity Group, Inc. sr. sub. notes
               9s, 2012                                                 572,250
       500,000 Affinity Group, Inc. 144A sr. notes
               10 7/8s, 2012                                            485,000
       299,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                       315,445
       906,000 AMC Entertainment, Inc. sr. sub.
               notes 8s, 2014                                           865,230
       119,699 Archibald Candy Corp. company
               guaranty 10s, 2007 (In default)
               (NON) (PIK) (F)                                           25,496
       565,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       627,150
       409,000 Cablevision Systems Corp. 144A sr.
               notes 8s, 2012                                           420,248
       100,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                      62,500
       525,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                     362,250
       835,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            674,263
       860,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                            705,200
     1,560,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  10s,
               2011                                                   1,193,400
       444,000 Church & Dwight Co., Inc. 144A sr.
               sub. notes 6s, 2012                                      432,900
        30,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                  32,550
       990,000 Cinemark, Inc. sr. disc. notes
               stepped-coupon zero %  (9 3/4s,
               3/15/07), 2014 (STP)                                     702,900
       825,000 Constellation Brands, Inc. company
               guaranty Ser. B, 8s, 2008                                876,563
       425,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                               452,625
       353,000 CSC Holdings, Inc. sr. notes Ser. B,
               7 5/8s, 2011                                             367,120
     1,068,000 CSC Holdings, Inc. 144A sr. notes
               6 3/4s, 2012                                           1,059,990
       918,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                     934,065
       560,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                             606,200
       320,000 Del Monte Corp. 144A sr. sub. notes
               6 3/4s, 2015                                             312,000
     2,742,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                     13,710
     1,370,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                           1,342,600
       730,000 Echostar DBS Corp. sr. notes 6 3/8s,
               2011                                                     715,400
     2,119,000 Echostar DBS Corp. 144A company
               guaranty 6 5/8s, 2014                                  2,047,484
       322,000 Elizabeth Arden, Inc. company
               guaranty 7 3/4s, 2014                                    331,660
       956,000 Granite Broadcasting Corp. sec.
               notes 9 3/4s, 2010                                       889,080
       650,000 Intelsat Bermuda, Ltd. 144A sr.
               notes 8 5/8s, 2015 (Bermuda)                             663,000
       310,000 Intelsat Bermuda, Ltd. 144A sr.
               notes 8 1/4s, 2013 (Bermuda)                             313,100
       285,000 Interpublic Group Companies, Inc.
               notes 6 1/4s, 2014                                       269,325
       345,000 Jean Coutu Group, Inc. sr. notes
               7 5/8s, 2012 (Canada)                                    351,900
       415,000 Jean Coutu Group, Inc. sr. sub.
               notes 8 1/2s, 2014 (Canada)                              403,069
       820,000 Kabel Deutsheland GmbH 144A sr.
               notes 10 5/8s, 2014 (Germany)                            906,100
        42,635 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                40,930
       970,000 Pinnacle Foods Holding Corp. sr.
               sub. notes 8 1/4s, 2013                                  829,350
       840,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                    873,600
       770,000 Playtex Products, Inc. sec. notes
               8s, 2011                                                 829,675
       450,000 Prestige Brands, Inc. sr. sub. notes
               9 1/4s, 2012                                             474,750
       165,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %  (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                            160,875
       694,000 Rainbow National Services, LLC 144A
               sr. notes 8 3/4s, 2012                                   746,050
       735,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   723,975
       560,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             593,600
        35,000 Rite Aid Corp. debs. 6 7/8s, 2013                         32,550
        36,000 Rite Aid Corp. notes 7 1/8s, 2007                         36,000
       505,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                     502,475
       325,000 Rite Aid Corp. 144A sec. notes
               7 1/2s, 2015                                             312,000
       875,000 Sbarro, Inc. company guaranty 11s,
               2009                                                     844,375
       255,000 Scotts Co. (The) sr. sub. notes
               6 5/8s, 2013                                             257,550
       673,000 Six Flags, Inc. sr. notes 9 5/8s,
               2014                                                     620,843
EUR    204,000 United Biscuits Finance company
               guaranty 10 5/8s, 2011 (United
               Kingdom)                                                 276,365
      $881,000 United Rentals (North America), Inc.
               company guaranty 6 1/2s, 2012                            856,773
       373,000 Universal City Florida Holding Co.
               144A sr. notes 8 3/8s, 2010                              380,460
       471,000 Universal City Florida Holding Co.
               144A sr. notes FRN 7.493s, 2010                          487,485
       431,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                       440,698
       365,000 Young Broadcasting, Inc. sr. sub.
               notes 8 3/4s, 2014                                       345,838
                                                                 --------------
                                                                     31,522,615

Energy (3.2%)
-------------------------------------------------------------------------------
       770,000 Amerada Hess Corp. unsub notes
               6.65s, 2011                                              824,595
     1,347,000 Arch Western Finance, LLC sr. notes
               6 3/4s, 2013                                           1,353,735
       487,000 Bluewater Finance, Ltd. company
               guaranty 10 1/4s, 2012 (Cayman
               Islands)                                                 528,395
       565,000 CHC Helicopter Corp. sr. sub. notes
               7 3/8s, 2014 (Canada)                                    550,169
       345,000 CHC Helicopter Corp. 144A sr. sub.
               notes 7 3/8s, 2014 (Canada)                              335,944
       340,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                        375,700
       269,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                    284,468
     1,031,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                           1,087,705
       279,000 Chesapeake Energy Corp. sr. notes
               7s, 2014                                                 287,370
       510,000 Comstock Resources, Inc. sr. notes
               6 7/8s, 2012                                             507,450
       696,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                             738,630
       304,000 Dresser-Rand Group, Inc. 144A sr.
               sub. notes 7 3/8s, 2014                                  304,000
       550,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                    594,000
       255,000 Encore Acquisition Co. sr. sub.
               notes 6 1/4s, 2014                                       255,000
       725,000 Exco Resources, Inc. company
               guaranty 7 1/4s, 2011                                    735,875
       108,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             115,560
       540,000 Forest Oil Corp. sr. notes 8s, 2011                      594,000
       335,000 Forest Oil Corp. sr. notes 8s, 2008                      358,450
       395,000 Hanover Compressor Co. sr. notes 9s,
               2014                                                     422,650
       248,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                             259,160
       530,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                             466,400
       173,000 Hanover Equipment Trust sec. notes
               Ser. B, 8 3/4s, 2011                                     182,515
       584,000 Harvest Operations Corp. sr. notes
               7 7/8s, 2011 (Canada)                                    576,700
       517,000 Hornbeck Offshore Services, Inc. sr.
               notes Ser. B, 6 1/8s, 2014                               509,245
       620,000 Inergy LP/Inergy Finance Corp. 144A
               sr. notes 6 7/8s, 2014                                   595,200
       463,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                             449,110
       774,000 Massey Energy Co. sr. notes 6 5/8s,
               2010                                                     777,870
       700,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                             763,000
       348,000 Newfield Exploration Co. sr. sub.
               notes 6 5/8s, 2014                                       352,350
       655,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                    622,250
       552,209 Oslo Seismic Services, Inc. 1st
               mtge. 8.28s, 2011                                        582,995
       355,000 Pacific Energy Partners/Pacific
               Energy Finance Corp. sr. notes
               7 1/8s, 2014                                             367,425
       190,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    199,500
       565,000 Petroleum Geo-Services notes 10s,
               2010 (Norway)                                            634,213
       115,000 Pioneer Natural Resources Co.
               company guaranty 6 1/2s, 2008                            120,438
       415,000 Plains Exploration & Production Co.
               sr. notes 7 1/8s, 2014                                   433,675
       485,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                              528,650
       670,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                     713,550
       826,000 Pride International, Inc. sr. notes
               7 3/8s, 2014                                             875,560
       600,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                    690,000
       699,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                      646,575
       326,000 Stone Energy Corp. sr. sub. notes
               6 3/4s, 2014                                             316,220
       245,000 Tengizchevroll Finance Co. 144A sec.
               notes 6.124s, 2014  (Kazakhstan)                         242,550
       670,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             716,900
       145,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                       152,250
                                                                 --------------
                                                                     23,027,997

Financial (0.9%)
-------------------------------------------------------------------------------
     1,594,000 Bosphorus Financial Services Ltd.
               144A sec. FRN 4.83s,  2012 (Cayman
               Islands)                                               1,593,369
       585,000 China Development Bank bonds and
               notes 4 3/4s, 2014 (China)                               563,491
       310,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                   320,075
       462,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                   502,425
       797,000 E*Trade Finance Corp. sr. notes
               8s, 2011                                                 820,910
     1,128,960 Finova Group, Inc. notes 7 1/2s,
               2009                                                     488,275
     1,240,000 VTB Bank (VTB Capital) 144A notes
               7 1/2s, 2011 (Luxembourg)                              1,274,100
       540,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             587,250
                                                                 --------------
                                                                      6,149,895

Health Care (2.9%)
-------------------------------------------------------------------------------
       260,000 Alderwoods Group, Inc. 144A sr.
               notes 7 3/4s, 2012 (Canada)                              265,850
       580,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    614,800
       560,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             600,600
       990,000 Ardent Health Services, Inc. sr.
               sub. notes 10s, 2013                                   1,173,150
       324,000 Community Health Systems, Inc. 144A
               sr. sub. notes 6 1/2s, 2012                              315,900
       320,000 Coventry Health Care, Inc. 144A sr.
               notes 5 7/8s, 2012                                       318,400
       175,000 DaVita, Inc. 144A sr. notes 6 5/8s,
               2013                                                     173,250
       345,000 DaVita, Inc. 144A sr.sub. notes
               7 1/4s, 2015                                             338,100
       297,000 Elan Finance PLC/Elan Finance Corp.
               144A sr. notes 7 3/4s,  2011
               (Ireland)                                                222,008
       340,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                            371,875
       535,000 Extendicare Health Services, Inc.
               sr. sub. notes 6 7/8s, 2014                              528,313
     1,500,000 HCA, Inc. med. term notes 8.85s,
               2007                                                   1,592,964
     1,240,000 HCA, Inc. notes 7s, 2007                               1,285,007
       263,000 HCA, Inc. notes 6 3/8s, 2015                             261,065
       550,000 HCA, Inc. notes 6 1/4s, 2013                             545,713
       260,000 HCA, Inc. notes 5 3/4s, 2014                             248,171
       570,000 Healthsouth Corp. notes 7 5/8s, 2012                     552,900
       510,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                     507,450
       245,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                     244,388
       205,000 Healthsouth Corp. sr. notes 7s, 2008                     199,363
       595,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                    589,050
       805,000 MQ Associates, Inc. sr. disc. notes
               stepped-coupon zero %  (12 1/4s,
               8/15/08), 2012 (STP)                                     458,850
       740,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                             721,500
       737,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                           812,543
        75,000 Service Corp. International notes
               7.2s, 2006                                                76,125
        25,000 Service Corp. International notes
               6 7/8s, 2007                                              25,313
       110,000 Service Corp. International notes
               6 1/2s, 2008                                             110,275
       270,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                     278,100
       775,000 Service Corp. International 144A sr.
               notes 6 3/4s, 2016                                       744,000
       547,000 Stewart Enterprises, Inc. 144A sr.
               notes 6 1/4s, 2013                                       530,590
       390,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                     367,575
     1,226,000 Tenet Healthcare Corp. sr. notes
               9 7/8s, 2014                                           1,275,040
       409,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                             376,280
       825,000 Triad Hospitals, Inc. sr. notes 7s,
               2012                                                     833,250
       717,000 Triad Hospitals, Inc. sr. sub. notes
               7s, 2013                                                 704,453
       840,000 Universal Hospital Services, Inc.
               sr. notes 10 1/8s, 2011 (Canada)                         861,000
       420,000 US Oncology, Inc. 144A sr. notes 9s,
               2012                                                     443,100
       422,000 Vanguard Health Holding Co. II, LLC
               sr. sub. notes 9s, 2014                                  444,155
       305,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012 (R)                            346,175
       173,000 Ventas Realty LP/Capital Corp. sr.
               notes 6 5/8s, 2014 (R)                                   171,703
                                                                 --------------
                                                                     20,528,344

Technology (1.3%)
-------------------------------------------------------------------------------
       865,000 Advanced Micro Devices, Inc. 144A
               sr. notes 7 3/4s, 2012                                   849,863
       457,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                   544,973
     1,385,000 Celestica, Inc. sr.sub. notes
               7 7/8s, 2011 (Canada)                                  1,402,313
     1,345,000 Freescale Semiconductor, Inc. sr.
               notes Ser. B, 7 1/8s, 2014                             1,405,525
     1,150,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                           1,161,500
       390,000 Iron Mountain, Inc. sr. sub. notes
               8 1/4s, 2011                                             390,000
       330,000 SCG Holding Corp. 144A notes zero %,
               2011                                                     495,000
     1,237,000 UGS Corp. 144A sr. sub. notes 10s,
               2012                                                   1,366,885
EUR    195,000 Xerox Corp. sr. notes 9 3/4s, 2009                       301,929
    $1,255,000 Xerox Corp. sr. notes 7 5/8s, 2013                     1,311,475
                                                                 --------------
                                                                      9,229,463

Transportation (0.5%)
-------------------------------------------------------------------------------
       550,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1,  6.817s,
               2011                                                     508,750
       760,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                            600,400
       910,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                            991,900
       190,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                            193,800
       733,000 Navistar International Corp. sr.
               notes 7 1/2s, 2011                                       738,498
       335,000 Navistar International Corp. 144A
               sr. notes 6 1/4s, 2012                                   318,250
       240,154 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                     246,758
       190,000 Travelcenters of America, Inc.
               company guaranty 12 3/4s, 2009                           209,950
       620,000 United AirLines, Inc. debs. 9 1/8s,
               2012 (In default) (NON)                                   50,375
                                                                 --------------
                                                                      3,858,681

Utilities & Power (2.9%)
-------------------------------------------------------------------------------
        54,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      58,320
        30,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                      31,650
       460,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                             499,100
       340,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                      375,700
       540,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                             572,400
       600,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                     644,250
       180,000 CMS Energy Corp. sr. notes 7 3/4s,
               2010                                                     187,650
       174,000 Colorado Interstate Gas Co. 144A sr.
               notes 5.95s, 2015                                        175,305
       635,000 DPL, Inc. sr. notes 6 7/8s, 2011                         674,668
     1,810,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                    1,972,900
       385,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                             376,338
       265,000 Edison Mission Energy sr. notes 10s,
               2008                                                     294,481
        15,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                              17,325
       130,000 Edison Mission Energy sr. notes
               7.73s, 2009                                              135,525
       200,000 El Paso CGP Co. notes 6 3/8s, 2009                       192,000
       275,000 El Paso Corp. notes Ser. MTN, 6.95s,
               2007                                                     278,438
       670,000 El Paso Corp. sr. notes 7 3/8s, 2012                     648,225
       365,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                     382,338
     1,290,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                          1,306,125
       650,000 Ferrellgas Partners LP/Ferrellgas
               Partners Finance sr. notes 6 3/4s,
               2014                                                     633,750
       805,000 FirstEnergy Corp. notes Ser. B,
               6.45s, 2011                                              849,311
       749,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                      898,800
       400,000 Monongahela Power Co. 1st mtge.
               6.7s, 2014                                               439,000
       534,000 Nevada Power Co. 2nd mtge. 9s, 2013                      599,415
       235,000 Nevada Power Co. 144A general ref.
               mtge. 5 7/8s, 2015                                       229,125
       319,000 Northwest Corp. 144A sec. notes
               5 7/8s, 2014                                             317,348
       480,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                    513,600
     1,799,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                               1,902,443
       655,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                795,825
       615,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             631,913
       517,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                     534,111
       150,000 Sierra Pacific Power Co. general
               ref. mtge. 6 1/4s, 2012                                  152,250
       725,000 Sierra Pacific Resources sr. notes
               8 5/8s, 2014                                             772,125
        90,000 Southern California Edison Co. notes
               6 3/8s, 2006                                              91,674
       320,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                     359,200
       185,000 Teco Energy, Inc. notes 7.2s, 2011                       194,944
       280,000 Teco Energy, Inc. notes 7s, 2012                         292,250
       585,000 Texas Genco LLC/Texas Genco
               Financing Corp. 144A sr. notes
               6 7/8s, 2014                                             586,463
       612,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s,  2011
               (Canada)                                                 630,360
       361,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                              404,320
       150,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                             164,250
       226,429 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON) (F)                                                      2
                                                                 --------------
                                                                     20,815,217
                                                                 --------------
               Total Corporate bonds and notes
               (cost $223,247,001)                                 $225,767,309

U.S. government and agency mortgage obligations (23.2%) (a)
Principal amount                                                          Value

U.S. Government Agency Mortgage Obligations (23.2%)
-------------------------------------------------------------------------------
               Federal Home Loan Mortgage
               Corporation
   $10,439,948 6 1/2s, with due dates from June 1,
               2024 to October 1, 2034                              $10,842,778
    11,400,000 6 1/2s, TBA, April 1, 2035                            11,824,828
               Federal National Mortgage
               Association Pass-Through
               Certificates
            53 8 1/2s, March 1, 2006                                         54
        16,095 8s, with due dates from October 1,
               2025 to July 1, 2028                                      17,443
        14,213 7 1/2s, December 1, 2029                                  15,238
    62,013,988 6 1/2s, with due dates from April 1,
               2028 to February 1, 2035                              64,432,669
        28,179 6 1/2s, October 1, 2018                                   29,345
     5,000,000 6 1/2s, TBA, April 1, 2035                             5,188,281
    41,600,000 5 1/2s, TBA, April 1, 2035                            41,661,751
       232,448 5s, April 1, 2019                                        232,566
     2,300,000 5s, TBA, April 1, 2020                                 2,297,305
     3,497,097 4 1/2s, with due dates from August
               1, 2033 to June 1, 2034                                3,327,809
    26,200,000 4 1/2s, TBA, April 1, 2020                            25,616,641
                                                                 --------------
               Total U.S. government and agency
               mortgage obligations
               (cost $165,917,538)                                 $165,486,708

U.S. Treasury obligations (8.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               U.S. Treasury Notes
    $7,500,000 6 1/2s, February 15, 2010                             $8,259,375
    23,608,000 4 1/4s, August 15, 2013                               23,287,078
    27,242,000 3 1/4s, August 15, 2008                               26,586,489
                                                                 --------------
               Total U.S. Treasury obligations
               (cost $59,804,493)                                   $58,132,942

Foreign government bonds and notes (9.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $3,615,000 Brazil (Federal Republic of) bonds
               10 1/2s, 2014                                         $3,985,538
     1,220,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                           1,493,280
CAD  3,680,000 Canada (Government of) bonds
               Ser. WH31, 6s, 2008                                    3,267,521
    $1,070,000 Colombia (Republic of) notes
               10 3/4s, 2013                                          1,195,725
     1,260,000 Colombia (Republic of) unsub.
               9 3/4s, 2009                                           1,375,290
EUR  5,530,000 France (Government of) bonds 4s,
               2013                                                   7,459,312
EUR  5,500,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                      7,676,147
EUR  7,700,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                     10,606,519
EUR  1,345,000 Greece (Hellenic Republic of) bonds
               3 1/2s, 2008                                           1,783,658
      $185,000 Indonesia (Republic of) FRN 2.795s,
               2006                                                     182,919
       590,000 Indonesia (Republic of) 144A sr.
               notes 6 3/4s, 2014                                       584,100
     1,970,000 Peru (Republic of) bonds 8 3/8s,
               2016                                                   2,063,575
     1,340,000 Philippines (Republic of) bonds
               8 3/8s, 2011                                           1,348,710
JPY 81,000,000 Philippines (Republic of) 144A sr.
               sub. notes 3.2s, 2005                                    760,464
      $945,000 Russia (Ministry of Finance) deb.
               Ser. V, 3s, 2008                                         869,400
       925,000 South Africa (Republic of) notes
               7 3/8s, 2012                                           1,017,500
       860,000 South Africa (Republic of) notes
               6 1/2s, 2014                                             898,700
EUR  1,000,000 Spain (Government of) bonds 5.4s,
               2011                                                   1,456,740
SEK 26,915,000 Sweden (Government of) bonds Ser.
               3101, 4s, 2008                                         4,730,346
SEK 30,690,000 Sweden (Government of) debs. Ser.
               1041, 6 3/4s, 2014                                     5,392,935
    $9,620,000 United Mexican States notes 6 5/8s,
               2015                                                  10,004,800
       160,000 Venezuela (Republic of) notes
               10 3/4s, 2013                                            178,000
       820,000 Venezuela (Republic of) notes
               8 1/2s, 2014                                             807,700
     2,095,000 Venezuela (Republic of) unsub. bonds
               5 3/8s, 2010                                           1,864,550
                                                                 --------------
               Total Foreign government bonds and
               notes  (cost $66,358,151)                            $71,003,429

Asset-backed securities (9.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $198,326 ABSC NIMS Trust 144A Ser. 03-HE5,
               Class A, 7s, 2033                                       $198,822
               Aegis Asset Backed Securities Trust
               144A
        54,515 Ser. 04-1N, Class Note, 5s, 2034                          54,515
       145,908 Ser. 04-2N, Class N1, 4 1/2s, 2034                       145,566
       132,782 Ser. 04-4N, Class Note, 5s, 2034                         132,865
       302,000 Ameriquest Finance NIM Trust 144A
               Ser. 04-RN9, Class N2,  10s, 2034
               (Cayman Islands)                                         279,743
        28,176 AQ Finance NIM Trust 144A Ser.
               03-N9A, Class Note, 7.385s,
               2033 (Cayman Islands)                                     28,246
               Arcap REIT, Inc. 144A
       383,000 Ser. 03-1A, Class E, 7.11s, 2038
               (Cayman Islands) (R)                                     397,123
       361,000 Ser. 04-1A, Class E, 6.42s, 2039
               (Cayman Islands) (R)                                     358,913
        29,935 Argent NIM Trust 144A Ser. 04-WN2,
               Class A, 4.55s, 2034 (Cayman
               Islands)                                                  29,944
               Asset Backed Funding Corp. NIM Trust
               144A
       156,000 Ser. 04-0PT1, Class N2, 6.9s, 2033
               (Cayman Islands)                                         155,999
       149,752 Ser. 04-0PT5, Class N1, 4.45s, 2034
               (Cayman Islands)                                         149,752
       205,616 Ser. 04-FF1, Class N1, 5s, 2034
               (Cayman Islands)                                         204,940
        38,000 Ser. 04-FF1, Class N2, 5s, 2034
               (Cayman Islands)                                          35,024
       252,000 Ser. 04-HE1, Class N2, 8s, 2034                          244,847
       302,234 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1,  3.55s,
               2033                                                     302,683
       340,000 Bank One Issuance Trust FRB Ser.
               03-C4, Class C4, 3.84s, 2011                             347,438
    15,411,274 Bayview Financial Acquisition Trust
               Ser. 03-X, Class A,  Interest Only
               (IO), 0.9s, 2006                                         269,697
               Bear Stearns Asset Backed Securities
               NIM Trust 144A
       160,641 Ser. 04-HE10, Class A1, 4 1/4s, 2034
               (Cayman Islands)                                         160,240
       268,549 Ser. 04-HE6, Class A1, 5 1/4s, 2034                      268,969
       213,318 Ser. 04-HE7N, Class A1, 5 1/4s, 2034                     213,718
       286,000 Bear Stearns Asset Backed
               Securities, Inc. Ser. 04-FR3, Class
               M6, 6.1s, 2034                                           288,860
               Bombardier Capital Mortgage
               Securitization Corp.
       172,988 Ser. 00-A, Class A2, 7.575s, 2030                        126,727
       632,014 Ser. 00-A, Class A4, 8.29s, 2030                         521,411
     1,183,363 Ser. 99-B, Class A3, 7.18s, 2015                         893,439
       805,455 Ser. 99-B, Class A4, 7.3s, 2016                          608,937
       181,796 Bombardier Capital Mortgage
               Securitization Corp. FRB Ser.
               00-A, Class A1, 2.97s, 2030                               93,815
               CARSSX Finance, Ltd. 144A
       177,452 FRB Ser. 04-AA, Class B3, 6.16s,
               2011 (Cayman Islands)                                    180,016
       564,083 FRB Ser. 04-AA, Class B4, 8.31s,
               2011 (Cayman Islands)                                    580,543
       350,000 Chase Credit Card Master Trust FRB
               Ser. 03-3, Class C, 3.89s, 2010                          358,269
         3,608 Chase Funding Net Interest Margin
               144A Ser. 03-4A, Class Note,
               6 3/4s, 2036                                               3,608
               CHEC NIM Ltd., 144A
       241,940 Ser. 04-2, Class N1, 4.45s, 2034
               (Cayman Islands)                                         241,926
        94,000 Ser. 04-2, Class N2, 8s, 2034
               (Cayman Islands)                                          93,463
        58,000 Ser. 04-2, Class N3, 8s, 2034
               (Cayman Islands)                                          49,880
               Conseco Finance Securitizations Corp.
       276,655 Ser. 00-2, Class A4, 8.48s, 2030                         276,350
     1,805,434 Ser. 00-4, Class A4, 7.73s, 2031                       1,755,160
       240,000 Ser. 00-4, Class A5, 7.97s, 2032                         203,028
     3,412,000 Ser. 00-4, Class A6, 8.31s, 2032                       2,946,667
       101,000 Ser. 00-6, Class A5, 7.27s, 2032                          94,331
       676,132 Ser. 00-6, Class M2, 8.2s, 2032                           67,613
       268,000 Ser. 01-04, Class A4, 7.36s, 2033                        268,707
       897,000 Ser. 01-1, Class A5, 6.99s, 2032                         838,300
        13,000 Ser. 01-3, Class A3, 5.79s, 2033                          13,219
     3,073,000 Ser. 01-3, Class A4, 6.91s, 2033                       2,981,541
       300,000 Ser. 01-3, Class M2, 7.44s, 2033                          49,500
       659,250 Ser. 01-4, Class B1, 9.4s, 2033                           88,999
     2,062,293 Ser. 02-1, Class A, 6.681s, 2033                       2,112,758
       295,000 FRB Ser. 01-4, Class M1, 4.44s, 2033                     120,950
       790,000 Consumer Credit Reference IDX
               Securities 144A FRB Ser. 02-1A,
               Class A, 5.05s, 2007                                     801,850
               Countrywide Asset Backed
               Certificates 144A
     1,057,501 Ser. 04-6N, Class N1, 6 1/4s, 2035                     1,062,863
       168,994 Ser. 04-BC1N, Class Note, 5 1/2s,
               2035                                                     169,364
    11,196,779 Countrywide Home Loans Ser. 05-2,
               Class 2X, IO, 1.295s, 2035                               374,392
       431,000 Crest, Ltd. 144A Ser. 03-2A, Class
               E2, 8s, 2038 (Cayman Islands)                            428,586
       489,355 CS First Boston Mortgage Securities
               Corp. 144A Ser. 05-6N,  Class A,
               5 1/4s, 2035                                             487,711
     1,770,000 First Chicago Lennar Trust 144A Ser.
               97-CHL1, Class E, 7.751s, 2039                         1,818,122
       470,680 First Consumers Master Trust FRN
               Ser. 01-A, Class A, 3.12s, 2008                          466,855
       262,737 First Franklin Mortgage Loan NIM
               Trust 144A Ser. 04-FF10,  Class N1,
               4.45s, 2034 (Cayman Islands)                             262,720
               First Franklin NIM Trust 144A
        77,651 Ser. 03-FF3A, Class A, 6 3/4s, 2033                       77,350
        18,033 Ser. 04-FF1, Class N1, 4 1/2s, 2034                       17,982
       316,014 Fremont NIM Trust 144A Ser. 04-3,
               Class A, 4 1/2s, 2034                                    315,477
               Fremont NIM Trust 144A
        58,611 Ser. 04-3, Class B, 7 1/2s, 2034                          56,554
       169,333 Ser. 04-A, Class Note, 4 3/4s, 2034                      168,707
               Granite Mortgages PLC FRB
EUR  1,430,000 Ser. 03-2, Class 2C1, 5.2s, 2043
               (United Kingdom)                                       1,982,790
GBP  1,075,000 Ser. 03-2, Class 3C, 6.42s, 2043
               (United Kingdom)                                       2,114,380
      $440,000 Ser. 02-1, Class 1C, 3.97s, 2042
               (United Kingdom)                                         446,908
               Green Tree Financial Corp.
       384,299 Ser. 94-4, Class B2, 8.6s, 2019                          273,878
       883,982 Ser. 94-6, Class B2, 9s, 2020                            717,346
       371,800 Ser. 95-4, Class B1, 7.3s, 2025                          361,692
       362,579 Ser. 95-8, Class B1, 7.3s, 2026                          276,763
       387,000 Ser. 96-8, Class M1, 7.85s, 2027                         331,156
        90,214 Ser. 99-3, Class A5, 6.16s, 2031                          91,877
     1,247,000 Ser. 99-5, Class A5, 7.86s, 2030                       1,096,590
               Greenpoint Manufactured Housing
     2,185,222 Ser. 00-3, Class IA, 8.45s, 2031                       2,083,776
       117,000 Ser. 99-5, Class A4, 7.59s, 2028                         121,721
     1,180,000 GS Auto Loan Trust 144A Ser. 04-1,
               Class D, 5s, 2011                                      1,160,629
               GSAMP Trust 144A
        23,223 Ser. 03-HE1N, Class Note, 7 1/4s,
               2033                                                      23,223
        88,620 Ser. 04-FM1N, Class Note, 5 1/4s,
               2033                                                      88,514
       110,685 Ser. 04-HE1N, Class N1, 5s, 2034                         110,452
     1,115,087 Ser. 04-NIM1, Class N1, 5 1/2s, 2034                   1,113,638
       519,000 Ser. 04-NIM1, Class N2, zero %, 2034                     380,427
     1,140,023 Ser. 04-NIM2, Class N, 4 7/8s, 2034                    1,138,313
       169,234 Ser. 04-SE2N, Class Note, 5 1/2s,
               2034                                                     169,031
       235,000 Holmes Financing PLC FRB Ser. 8,
               Class 2C, 3.38s, 2040 (United
               Kingdom)                                                 236,469
       210,000 Holmes Financing PLC FRB Ser. 4,
               Class 3C, 3.96s, 2040 (United
               Kingdom)                                                 212,688
               Home Equity Asset Trust 144A
        68,685 Ser. 02-5N, Class A, 8s, 2033                             68,685
        62,824 Ser. 03-7N, Class A, 5 1/4s, 2034                         62,863
        56,352 Ser. 04-1N, Class A, 5s, 2034                             56,352
       310,337 Ser. 04-5N, Class A, 5 1/4s, 2034                        310,337
     1,260,000 LNR CDO, Ltd. 144A FRB Ser. 02-1A,
               Class FFL, 5.6s, 2037 (Cayman
               Islands)                                               1,267,434
               Long Beach Asset Holdings Corp. NIM
               Trust 144A
       135,454 Ser. 04-2, Class N1, 4.94s, 2034                         135,454
       209,085 Ser. 04-5, Class Note, 5s, 2034                          209,545
               Long Beach Mortgage Loan Trust
     1,454,234 Ser. 04-3, Class S1, IO, 4 1/2s,
               2006                                                      73,584
       727,116 Ser. 04-3, Class S2, IO, 4 1/2s,
               2006                                                      36,792
GBP    900,000 Lothian Mortgages PLC 144A FRN Ser.
               3A, Class D, 5.67s, 2039 (United
               Kingdom)                                               1,700,460
    $1,046,356 Madison Avenue Manufactured Housing
               Contract FRB Ser. 02-A,  Class B1,
               6.1s, 2032                                               502,251
               Master Asset Backed Securities NIM
               Trust 144A
       143,000 Ser. 04-CI5, Class N2, 9s, 2034                          142,571
       182,551 Ser. 04-HE1A, Class Note, 5.191s,
               2034                                                     181,456
       350,000 MBNA Credit Card Master Note Trust
               FRN Ser. 03-C5, Class C5,  3.99s,
               2010                                                     357,304
        41,763 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N, Class N1,  8s,
               2005                                                      41,802
               Merrill Lynch Mortgage Investors,
               Inc. 144A
       118,789 Ser. 04-FM1N, Class N1, 5s, 2035
               (Cayman Islands)                                         118,047
       100,399 Ser. 04-HE1N, Class N1, 5s, 2006                          99,677
       164,490 Mid-State Trust Ser. 11, Class B, 8.221s, 2038           166,738
       214,000 Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Clas       221,934
       178,000 Morgan Stanley Auto Loan Trust 144A
               Ser. 04-HB2, Class E, 5s, 2012                           170,713
               Morgan Stanley Dean Witter Capital I
       100,346 FRN Ser. 01-NC3, Class B1, 5.3s,
               2031                                                      99,928
       210,522 FRN Ser. 01-NC4, Class B1, 5.35s,
               2032                                                     208,854
        51,576 New Century Mortgage Corp. NIM Trust
               144A Ser. 03-B, Class Note, 6 1/2s,
               2033                                                      51,689
        49,727 Novastar NIM Trust 144A Ser. 04-N1,
               Class Note, 4.458s, 2034                                  49,727
               Oakwood Mortgage Investors, Inc.
       238,669 Ser. 00-A, Class A2, 7.765s, 2017                        204,224
     1,022,000 Ser. 00-D, Class A4, 7.4s, 2030                          642,085
     1,192,950 Ser. 01-C, Class A2, 5.92s, 2017                         723,292
       687,897 Ser. 01-C, Class A4, 7.405s, 2030                        463,338
       211,243 Ser. 01-D, Class A2, 5.26s, 2019                         158,265
       845,000 Ser. 01-D, Class A4, 6.93s, 2031                         652,315
     1,608,299 Ser. 01-E, Class A2, 5.05s, 2019                       1,310,010
       581,778 Ser. 02-A, Class A2, 5.01s, 2020                         478,263
       443,000 Ser. 02-B, Class A4, 7.09s, 2032                         390,002
     1,922,712 Ser. 02-C, Class A1, 5.41s, 2032                       1,673,144
     1,413,082 Ser. 99-B, Class A4, 6.99s, 2026                       1,274,643
     1,335,486 Ser. 99-D, Class A1, 7.84s, 2029                       1,243,042
       299,426 Oakwood Mortgage Investors, Inc.
               144A Ser. 01-B, Class A4,  7.21s,
               2030                                                     278,955
       485,000 Ocean Star PLC 144A FRB Ser. 04-A,
               Class E, 9.29s, 2018 (Ireland)                           485,000
        20,970 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 03-5, Class
               Note, 6.9s, 2033                                          21,074
        71,000 Park Place Securities NIM Trust 144A
               Ser. 04-WCW2, Class D,  7.387s, 2034
               (Cayman Islands)                                          71,000
       129,637 Pass-Through Amortizing Credit Card
               Trust Ser. 02-1A, Class A4FL, 8.33s,
               2012                                                     129,911
        90,000 People's Choice Net Interest Margin
               Note 144A Ser. 04-2, Class B,  5s,
               2034                                                      81,540
               Permanent Financing PLC FRB
       350,000 Ser. 1, Class 3C, 4.17s, 2042
               (United Kingdom)                                         353,360
GBP    350,000 Ser. 3, Class 3C, 4.12s, 2042
               (United Kingdom)                                         354,760
      $887,000 Ser. 6, Class 3C, 5.686s, 2042
               (United Kingdom)                                       1,675,898
     1,313,000 Providian Gateway Master Trust Ser.
               02, Class B, Principal Only (PO),
               zero %, 2006                                           1,246,696
     2,132,446 Residential Asset Mortgage Products,
               Inc. Ser. 03-RZ1, Class A,
               IO, 5 3/4s, 2005                                          30,372
       407,546 Residential Asset Securities Corp.
               144A Ser. 04-N10B, Class A1,  5s,
               2034                                                     407,546
       150,000 Residential Mortgage Securities 144A
               FRB Ser. 20A, Class B1A,  5.766s,
               2038 (United Kingdom)                                    283,410
        83,456 Rural Housing Trust Ser. 87-1, Class
               D, 6.33s, 2026                                            84,890
               SAIL Net Interest Margin Notes 144A
       196,882 Ser. 03-10A, Class A, 7 1/2s, 2033
               (Cayman Islands)                                         197,866
        59,812 Ser. 03-12A, Class A, 7.35s, 2033
               (Cayman Islands)                                          60,410
        45,016 Ser. 03-3, Class A, 7 3/4s, 2033
               (Cayman Islands)                                          45,353
        20,200 Ser. 03-4, Class A, 7 1/2s, 2033
               (Cayman Islands)                                          20,178
       106,469 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         106,438
        39,422 Ser. 03-6A, Class A, 7s, 2033
               (Cayman Islands)                                          39,422
       103,663 Ser. 03-7A, Class A, 7s, 2033
               (Cayman Islands)                                         102,894
        24,509 Ser. 03-8A, Class A, 7s, 2033
               (Cayman Islands)                                          24,386
        68,684 Ser. 03-9A, Class A, 7s, 2033
               (Cayman Islands)                                          68,326
       116,823 Ser. 03-BC2A, Class A, 7 3/4s, 2033
               (Cayman Islands)                                         116,484
       618,134 Ser. 04-10A, Class A, 5s, 2034
               (Cayman Islands)                                         618,381
       317,028 Ser. 04-2A, Class A, 5 1/2s, 2034
               (Cayman Islands)                                         317,028
       392,419 Ser. 04-4A, Class A, 5s, 2034
               (Cayman Islands)                                         391,830
       208,585 Ser. 04-7A, Class A, 4 3/4s, 2034
               (Cayman Islands)                                         208,295
        43,458 Ser. 04-7A, Class B, 6 3/4s, 2034
               (Cayman Islands)                                          42,267
       422,638 Ser. 04-8A, Class A, 5s, 2034
               (Cayman Islands)                                         422,638
       185,866 Ser. 04-8A, Class B, 6 3/4s, 2034
               (Cayman Islands)                                         183,356
       237,681 Ser. 04-AA, Class A, 4 1/2s, 2034
               (Cayman Islands)                                         236,849
               Sasco Net Interest Margin Trust 144A
         7,801 Ser. 03-AM1, Class A, 7 3/4s, 2033
               (Cayman Islands)                                           7,763
       273,262 Ser. 03-BC1, Class B, zero %, 2033
               (Cayman Islands)                                         122,968
       579,785 Ser. 05-WF1A, Class A, 4 3/4s, 2035                      581,119
        37,008 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A,  6.656s, 2033                         37,008
               Sharps SP I, LLC Net Interest Margin
               Trust 144A
        65,066 Ser. 03-0P1N, Class NA, 4.45s, 2033                       65,066
        30,651 Ser. 03-HS1N, Class N, 7.48s, 2033                        30,728
        28,787 Ser. 03-NC1N, Class N, 7 1/4s, 2033                       28,787
        19,278 Ser. 03-TC1N, Class N, 7.45s, 2033                        19,278
        15,970 Ser. 04-FM1N, Class N, 6.16s, 2033                        16,070
        91,434 Ser. 04-HE2N, Class NA, 5.43s, 2034                       91,205
        25,807 Ser. 04-HS1N, Class Note, 5.92s,
               2034                                                      25,807
       140,000 South Coast Funding 144A FRB Ser.
               3A, Class A2, 3.971s, 2038 (Cayman
               Islands)                                                 141,274
               Structured Asset Investment Loan
               Trust
        80,590 Ser. 03-BC1A, Class A, 7 3/4s, 2033
               (Cayman Islands)                                          80,842
       963,995 Ser. 03-BC8, Class A, IO, 6s, 2005                        22,967
     9,153,119 Ser. 04-1, Class A, IO, 6s, 2005                         172,853
       467,000 TIAA Real Estate CD0, Ltd. Ser.
               03-1A, Class E, 8s, 2038 (Cayman
               Islands)                                                 442,531
       390,000 TIAA Real Estate CD0, Ltd. 144A Ser.
               02-1A, Class IV, 6.84s, 2037 (Cayman
               Islands)                                                 362,053
               Wells Fargo Home Equity Trust 144A
       765,450 Ser. 04-2, Class N1, 4.45s, 2034
               (Cayman Islands)                                         765,405
       214,000 Ser. 04-2, Class N2, 8s, 2034
               (Cayman Islands)                                         203,300
               Whole Auto Loan Trust 144A
       539,708 Ser. 03-1, Class D, 6s, 2010                             540,938
       504,000 Ser. 04-1, Class D, 5.6s, 2011                           502,268
                                                                 --------------
               Total Asset-backed securities
               (cost $70,538,074)                                   $69,391,718

Senior loans (5.4%) (a) (c)
Principal amount                                                          Value

Basic Materials (0.3%)
-------------------------------------------------------------------------------
      $136,882 Graphic Packaging Corp. bank term
               loan FRN Ser. C, 5.143s, 2010                           $139,175
       173,250 Hercules, Inc. bank term loan FRN
               Ser. B, 3.985s, 2010                                     175,416
       199,755 Koch Cellulose, LLC bank term loan
               FRN Ser. B, 4.8s, 2011                                   202,626
        50,245 Koch Cellulose, LLC bank term loan
               FRN Ser. C, 4.44s, 2011                                   50,968
       114,449 Nalco Co. bank term loan FRN Ser. B,
               4.951s, 2010                                             116,627
     1,000,000 Rockwood Specialties Group, Inc.
               bank term loan FRN Ser. D,  4.95s,
               2012                                                   1,020,000
       172,889 SGL Carbon, LLC bank term loan FRN
               5.989s, 2009 (Germany)                                   175,914
                                                                 --------------
                                                                      1,880,726

Capital Goods (0.8%)
-------------------------------------------------------------------------------
       270,270 Allied Waste Industries, Inc. bank
               term loan FRN 4.564s, 2012                               272,534
       729,730 Allied Waste Industries, Inc. bank
               term loan FRN Class B, 4.564s, 2012                      735,866
       182,369 Amsted Industries, Inc. bank term
               loan FRN 5.439s, 2010                                    184,801
        69,448 Flowserve Corp. bank term loan FRN
               Ser. C, 5.473s, 2009                                      70,664
     1,496,250 Goodman Global Holdings bank term
               loan FRN Ser. B, 4.813s, 2011                          1,521,499
     1,000,000 Hexcel Corp. bank term loan FRN
               Ser. B, 4 5/8s, 2012                                   1,013,438
       118,629 Invensys, PLC bank term loan FRN
               Ser. B-1, 6.091s, 2009 (United
               Kingdom)                                                 120,631
       341,743 Mueller Group, Inc. bank term loan
               FRN 5.569s, 2011                                         344,733
       148,500 Solo Cup Co. bank term loan FRN
               5.076s, 2011                                             150,579
        65,678 SPX Corp. bank term loan FRN
               Ser. B-1, 4.938s, 2009                                    65,875
       750,000 Terex Corp. bank term loan FRN Class
               C, 5.064s, 2009                                          758,125
       150,000 Terex Corp. bank term loan FRN
               Ser. B, 4.89s, 2009                                      151,563
       498,243 Transdigm, Inc. bank term loan FRN
               Ser. C, 4.935s, 2010                                     505,407
                                                                 --------------
                                                                      5,895,715

Communication Services (0.6%)
-------------------------------------------------------------------------------
        49,500 Consolidated Communications Holdings
               bank term loan FRN Ser. C, 5.185s,
               2012                                                      49,871
        45,000 Consolidated Communications Holdings
               bank term loan FRN Ser. D, 5.064s,
               2011                                                      45,450
     1,000,000 Fairpoint Communications, Inc. bank
               term loan FRN Ser. B, 4 3/4s, 2012                     1,013,250
        79,398 PanAmSat Corp. bank term loan FRN
               Class B, 5.37s, 2010                                      80,604
       195,000 Qwest Communications International,
               Inc. bank term loan FRN
               Ser. A, 7.39s, 2007                                      201,429
     1,047,112 SBA Senior Finance, Inc. bank term
               loan FRN 5.905s, 2008                                  1,064,782
     1,993,333 Valor Telecommunications Enterprises
               LLC/Finance Corp.  bank term loan
               FRN Ser. B, 6.243s, 2012                               2,021,988
                                                                 --------------
                                                                      4,477,374

Consumer Cyclicals (1.3%)
-------------------------------------------------------------------------------
       445,838 Advertising Directory Solutions,
               Inc. bank term loan FRN 4.72s,  2011
               (Canada)                                                 446,395
       141,780 Coinmach Corp. bank term loan FRN
               Ser. B, 5.774s, 2009                                     143,464
       383,333 Cooper Tire & Rubber Co. bank term
               loan FRN Ser. B, 4 3/4s, 2012                            384,611
       616,667 Cooper Tire & Rubber Co. bank term
               loan FRN Ser. C, 4 3/4s, 2012                            618,722
       157,424 Dex Media West, LLC/Dex Media West
               Finance Co. bank term loan  FRN
               Ser. B, 4.654s, 2010                                     159,867
       120,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 9 1/4s, 2006                          120,900
        75,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 4.6s, 2007                             75,422
       170,900 Hayes Lemmerz International, Inc.
               bank term loan FRN 6.574s, 2009                          173,250
       970,000 Jostens IH Corp. bank term loan FRN
               Ser. C, 5.19s, 2010                                      984,954
       350,000 Journal Register Co. bank term loan
               FRN Ser. B, 4.176s, 2012                                 352,735
       162,556 Lamar Media Corp. bank term loan FRN
               Ser. D, 4.531s, 2010                                     164,384
        50,000 Landsource, Inc. bank term loan FRN
               Ser. B, 5 3/8s, 2010                                      50,625
        53,197 Penn National Gaming, Inc. bank term
               loan FRN Ser. D, 5.553s, 2010                             53,330
       127,175 PRIMEDIA, Inc. bank term loan FRN
               Ser. B, 5.62s, 2009                                      127,890
       214,740 R.H. Donnelley Finance Corp. bank
               term loan FRN Ser. D, 4.601s, 2011                       218,156
     1,300,000 Raycom Media, Inc. bank term loan
               FRN Ser. B, 4.563s, 2012                               1,316,250
       550,000 Resorts International Hotel and
               Casino, Inc. bank term loan
               FRN 5.064s, 2012                                         560,771
       594,324 Sealy Mattress Co. bank term loan
               FRN Ser. C, 4.768s, 2012                                 605,219
       984,933 TransWestern Publishing/TWP Cap bank
               term loan FRN Ser. B,  4.201s, 2011                      987,806
       525,469 TRW Automotive bank term loan FRN
               Ser. B, 4 3/8s, 2010                                     530,286
     1,020,798 Venetian Casino Resort, LLC bank
               term loan FRN Ser. B, 4.81s, 2011                      1,033,302
       210,474 Venetian Casino Resort, LLC bank
               term loan FRN Ser. DD,  4.314s, 2011
               (U)                                                      213,105
       165,000 WRC Media Corp. bank term loan FRN
               6.761s, 2009                                             164,588
                                                                 --------------
                                                                      9,486,032

Consumer Staples (1.2%)
-------------------------------------------------------------------------------
        34,347 Affinity Group Holdings bank term
               loan FRN Ser. B1, 5.915s, 2009                            34,719
        85,867 Affinity Group Holdings bank term
               loan FRN Ser. B2, 5.78s, 2009                             86,798
       105,017 AMF Bowling Worldwide bank term loan
               FRN Ser. B, 5.893s, 2009                                 105,607
       900,000 Century Cable Holdings bank term
               loan FRN 7 3/4s, 2009                                    893,571
       685,944 Charter Communications Holdings,
               LLC/Capital Corp. bank term loan
               FRN Ser. B, 5.98s, 2011 (United
               Kingdom)                                                 689,006
     1,661,667 Constellation Brands, Inc. bank term
               loan FRN Ser. B, 4.395s, 2011                          1,687,516
       147,164 DirecTV Holdings/Finance bank term
               loan FRN Ser. B-2, 4.56s, 2010                           147,274
        13,729 Dole Food Co., Inc. bank term loan
               FRN Ser. D, 5.115s, 2009                                  13,741
        69,125 Insight Midwest LP/Insight Capital,
               Inc. bank term loan  FRN 5.438s,
               2009                                                      70,349
       350,000 Loews Cineplex bank term loan FRN
               Ser. B, 4.901s, 2011                                     355,852
       997,500 Mediacom Communications Corp. bank
               term loan  FRN Ser. B, 4.963s, 2012                    1,014,022
       179,100 MGM Studios, Inc. bank term loan FRN
               Ser. B, 5.06s, 2011                                      178,988
       500,000 Olympus Cable bank term loan FRN
               Ser. B, 7 1/2s, 2010                                     495,391
     1,496,222 Regal Cinemas, Inc. bank term loan
               FRN Ser. B, 4.56s, 2010                                1,521,069
       242,516 Roundy's bank term loan FRN Ser. B,
               4.926s, 2009                                             244,410
        84,249 Six Flags, Inc. bank term loan FRN
               Ser. B, 5 1/4s, 2009                                      85,512
       152,478 Sun Media Corp. bank term loan FRN
               Ser. B, 4.73s, 2009 (Canada)                             154,638
       848,375 Universal City Development bank term
               loan FRN Ser. B,  4.725s, 2011                           862,161
       198,000 Warner Music Group bank term loan
               FRN Ser. B, 5.088s, 2011                                 199,402
                                                                 --------------
                                                                      8,840,026

Energy (0.1%)
-------------------------------------------------------------------------------
       180,000 Dresser, Inc. bank term loan FRN
               5.84s, 2010                                              182,700
       801,583 Magellan Midstream Holdings bank
               term loan FRN Ser. B,  5.09s, 2011                       813,607
                                                                 --------------
                                                                        996,307

Financial (0.4%)
-------------------------------------------------------------------------------
     2,000,000 Fidelity National Information
               Solutions bank term loan FRN Class
               B, 4.51s, 2013                                         2,006,250
       897,982 General Growth Properties bank term
               loan FRN Ser. B,  4.94s, 2008 (R)                        912,676
       216,845 Hilb, Rogal & Hamilton Co. bank term
               loan FRN Ser. B, 4.813s, 2011                            220,233
                                                                 --------------
                                                                      3,139,159

Health Care (0.3%)
-------------------------------------------------------------------------------
       123,125 Beverly Enterprises, Inc. bank term
               loan FRN 5.186s, 2008                                    124,151
       119,400 Community Health Systems, Inc. bank
               term loan FRN Ser. B,  4.639s, 2011                      120,893
       196,515 Concentra bank term loan FRN 5.167s,
               2009                                                     199,135
       486,771 Express Scripts, Inc. bank term loan
               FRN Ser. B, 4.131s, 2010                                 491,030
       119,100 Fisher Scientific International,
               Inc. bank term loan FRN
               Ser. B, 4.17s, 2011                                      120,092
        98,500 Hanger Orthopedic Group, Inc. bank
               term loan FRN 6.06s, 2009                                 99,362
        85,188 Kinetic Concepts, Inc. bank term
               loan FRN Ser. B, 4.31s, 2011                              86,252
       474,897 Triad Hospitals, Inc. bank term loan
               FRN Ser. B, 4.92s, 2008                                  482,284
                                                                 --------------
                                                                      1,723,199

Technology (0.2%)
-------------------------------------------------------------------------------
       605,566 Seagate Technology Hdd Holdings bank
               term loan FRN 5 1/8s, 2007 (Cayman
               Islands)                                                 615,911
       242,210 Seagate Technology Hdd Holdings bank
               term loan FRN Ser. B, 5 1/8s, 2007
               (Cayman Islands)                                         246,347
       200,000 Xerox Corp. bank term loan FRN
               4.314s, 2008                                             202,429
                                                                 --------------
                                                                      1,064,687

Transportation (--%)
-------------------------------------------------------------------------------
       114,471 Pacer International, Inc. bank term
               loan FRN 4.674s, 2010                                    116,760

Utilities & Power (0.2%)
-------------------------------------------------------------------------------
       208,000 El Paso Corp. bank Corp. term loan
               FRN Ser. C, 2.3s, 2009                                   210,438
       790,624 El Paso Corp. bank term loan FRN
               Ser. B, Class B, 5.438s, 2009                            801,001
       117,908 Williams Cos., Inc. bank term loan
               FRN Ser. C, 5.315s, 2007                                 119,529
                                                                 --------------
                                                                      1,130,968
                                                                 --------------
               Total Senior loans
               (cost $38,533,009)                                   $38,750,953

Collateralized mortgage obligations (4.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Banc of America Commercial Mortgage,
               Inc. 144A
      $163,000 Ser. 01-1, Class J, 6 1/8s, 2036                        $159,250
       367,000 Ser. 01-1, Class K, 6 1/8s, 2036                         271,107
               Banc of America Large Loan 144A
       141,000 FRN Ser. 02-FL2A, Class L1, 5.746s,
               2014                                                     141,238
       150,000 FRB Ser. 05-BOCA, Class M, 4.93s,
               2016                                                     150,240
       183,000 FRB Ser. 05-BOCA, Class L, 4.53s,
               2016                                                     183,293
       100,000 FRB Ser. 05-BOCA, Class K, 4.18s,
               2016                                                     100,109
       410,000 Bear Stearns Commercial Mortgage
               Securitization Corp.  Ser. 00-WF2,
               Class F, 8.204s, 2032                                    476,607
       350,000 Bear Stearns Commercial Mortgage
               Securitization Corp. 144A Ser.
               04-ESA, Class K, 5.3s, 2016                              349,999
       533,000 Commercial Mortgage Pass-Through
               Certificates 144A Ser.
               01-FL4A, Class D, 3.66s, 2013                            527,721
               CS First Boston Mortgage Securities
               Corp. 144A
       356,000 FRN Ser. 03-TF2A, Class L, 6.81s,
               2014                                                     354,761
       966,000 Ser. 98-C1, Class F, 6s, 2040                            708,617
       354,000 Ser. 02-CP5, Class M, 5 1/4s, 2035                       250,136
       699,000 FRB Ser. 05-TFLA, Class L, 4.66s,
               2020                                                     699,000
       186,000 FRB Ser. 05-TFLA, Class K, 4.11s,
               2020                                                     186,000
    22,858,158 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1,  Class X, IO,
               0.715s, 2031                                             671,182
               DLJ Commercial Mortgage Corp.
       286,492 Ser. 98-CF2, Class B4, 6.04s, 2031                       277,402
       915,958 Ser. 98-CF2, Class B5, 5.95s, 2031                       635,804
               DLJ Mortgage Acceptance Corp. 144A
       275,000 Ser. 97-CF1, Class B2, 8.16s, 2030                       165,000
       266,000 Ser. 97-CF1, Class B1, 7.91s, 2030                       284,153
       134,464 EURO 144A FRN Ser. 6A, Class F,
               7.116s, 2010 (United Kingdom)                            257,334
GBP    376,499 Euro Loan Conduit FRN Ser. 6X, Class
               E, 6.616s, 2010  (United Kingdom)                        721,174
               Fannie Mae
      $107,464 Ser. 98-51, Class SG, IO, 22.6s,
               2022                                                      51,209
       343,104 IFB Ser. 02-36, Class SJ, 13s, 2029                      356,347
       388,281 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                      411,638
         8,531 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                        9,047
           971 Ser. 02-W1, Class 2A, 7 1/2s, 2042                         1,025
         3,603 Ser. 02-14, Class A2, 7 1/2s, 2042                         3,816
       471,442 Ser. 01-T10, Class A2, 7 1/2s, 2041                      498,626
         2,264 Ser. 02-T4, Class A3, 7 1/2s, 2041                         2,395
         6,115 Ser. 01-T8, Class A1, 7 1/2s, 2041                         6,461
     1,841,390 Ser. 01-T7, Class A1, 7 1/2s, 2041                     1,944,007
       275,834 Ser. 01-T3, Class A1, 7 1/2s, 2040                       291,331
       845,671 Ser. 01-T1, Class A1, 7 1/2s, 2040                       894,807
       352,305 Ser. 99-T2, Class A1, 7 1/2s, 2039                       373,114
       174,148 Ser. 00-T6, Class A1, 7 1/2s, 2030                       183,853
       825,585 Ser. 01-T4, Class A1, 7 1/2s, 2028                       877,026
         1,961 Ser. 02-W3, Class A5, 7 1/2s, 2028                         2,076
       866,517 Ser. 03-58, Class ID, IO, 6s, 2033                       181,969
       814,473 Ser. 03-26, Class IG, IO, 6s, 2033                       151,838
       679,028 Ser. 322, Class 2, IO, 6s, 2032                          149,055
       850,194 Ser. 318, Class 2, IO, 6s, 2032                          186,363
     2,335,272 Ser. 350, Class 2, IO, 5 1/2s, 2034                      540,214
     5,445,443 Ser. 338, Class 2, IO, 5 1/2s, 2033                    1,281,060
     2,354,754 Ser. 333, Class 2, IO, 5 1/2s, 2033                      554,460
     4,796,358 Ser. 329, Class 2, IO, 5 1/2s, 2033                    1,118,220
     2,415,241 Ser. 03-37, Class IC, IO, 5 1/2s,
               2027                                                     243,034
       265,065 Ser. 03-6, Class IB, IO, 5 1/2s,
               2022                                                       4,836
     1,163,732 Ser. 03-118, Class S, IO, 5 1/4s,
               2033                                                     136,738
     1,284,272 IFB Ser. 03-118, Class SF, IO,
               5 1/4s, 2033                                             155,371
       743,386 IFB Ser. 02-36, Class QH, IO, 5.2s,
               2029                                                      23,026
     7,063,924 Ser. 03-W10, Class 1A, IO, 1.551s,
               2043                                                     150,108
     8,313,084 Ser. 03-W10, Class 3A, IO, 1.527s,
               2043                                                     179,251
     4,584,813 Ser. 03-W17, Class 12, IO, 1.16s,
               2033                                                     131,918
    13,082,488 Ser. 02-T18, IO, 0.519s, 2042                            156,029
       133,917 Ser. 99-51, Class N, PO, zero %,
               2029                                                     111,905
        52,785 Ser. 99-52, Class MO, PO, zero %,
               2026                                                      50,511
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
        11,467 Ser. T-58, Class 4A, 7 1/2s, 2043                         12,136
     4,523,693 Ser. T-57, Class 1AX, IO, 0.446s,
               2043                                                      43,880
    11,770,271 FFCA Secured Lending Corp. Ser.
               00-1, Class X, IO, 1.558s, 2020                          765,068
               Freddie Mac
       491,351 IFB Ser. 2763, Class SC, 17.36s,
               2032                                                     538,373
     2,639,089 Ser. 216, IO, 6s, 2032                                   565,293
     1,858,478 Ser. 226, IO, 5 1/2s, 2034                               442,641
     1,418,300 Ser. 2515, Class IG, IO, 5 1/2s,
               2032                                                     385,459
       677,653 Ser. 2626, Class IK, IO, 5 1/2s,
               2030                                                     135,060
       729,500 Ser. 2590, Class IH, IO, 5 1/2s,
               2028                                                     158,666
       503,008 Ser. 2833, Class IK, IO, 5 1/2s,
               2023                                                      75,859
       285,403 Ser. 215, PO, zero %, 2031                               250,116
       287,338 Ser. 2235, PO, zero %, 2030                              234,090
               GE Capital Commercial Mortgage Corp.
               144A
       596,000 Ser. 00-1, Class G, 6.131s, 2033                         535,029
       370,000 Ser. 00-1, Class H, 6.131s, 2033                         230,214
       529,968 GMAC Commercial Mortgage Securities,
               Inc. 144A Ser. 99-C3,  Class G,
               6.974s, 2036                                             418,801
               Government National Mortgage
               Association
       189,114 Ser. 01-43, Class SJ, IO, 4 3/4s,
               2029                                                       1,773
       137,036 Ser. 98-2, Class EA, PO, zero %,
               2028                                                     113,098
       214,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A,  Class L, 6.06s,
               2015                                                     214,268
GBP  1,064,046 Hermione (European Loan Conduit No.
               14) 144A FRB Class A,  5.319s, 2011
               (Ireland)                                              2,021,465
      $253,101 LB Commercial Conduit Mortgage Trust
               144A Ser. 99-C1, Class G,  6.41s,
               2031                                                     238,902
       876,000 Lehman Brothers Floating Rate
               Commercial Mortgage Trust 144A
               FRB Ser. 03-LLFA, Class L, 6.55s,
               2014                                                     844,672
               Mach One Commercial Mortgage Trust
               144A
       594,000 Ser. 04-1A, Class J, 5.45s, 2040                         486,152
       212,000 Ser. 04-1A, Class K, 5.45s, 2040                         169,269
        96,000 Ser. 04-1A, Class L, 5.45s, 2040                          68,640
     8,393,162 Merrill Lynch Mortgage Investors,
               Inc. Ser. 96-C2, Class JS,
               IO, 2.13s, 2028                                          364,578
     1,021,985 Mezz Cap Commercial Mortgage Trust
               144A Ser. 04-C1, Class X, IO, 6.18s,
               2037                                                     447,597
     1,730,000 Morgan Stanley Capital I 144A Ser.
               04-RR, Class F7, 6s, 2039                              1,204,989
     4,097,800 Mortgage Capital Funding, Inc. Ser.
               97-MC2, Class X, IO, 0.847s, 2012                         94,471
       327,112 Mortgage Capital Funding, Inc. FRB
               Ser. 98-MC2, Class E, 7.106s, 2030                       347,930
       123,000 PNC Mortgage Acceptance Corp. 144A
               Ser. 00-C1, Class J,  6 5/8s, 2010                       106,818
GBP    448,594 Quick Star PLC FRN Class 1-D,
               5.758s, 2011 (Ireland)                                   852,150
      $726,000 QUIZNOS 144A Ser. 05-1, 7.3s, 2025                       719,770
               STRIPS 144A
       162,000 Ser. 03-1A, Class M, 5s, 2018
               (Cayman Islands)                                         131,317
       193,000 Ser. 03-1A, Class N, 5s, 2018
               (Cayman Islands)                                         140,890
       174,000 Ser. 04-1A, Class M, 5s, 2018
               (Cayman Islands)                                         143,480
       167,000 Ser. 04-1A, Class N, 5s, 2018
               (Cayman Islands)                                         125,317
               Titan Europe PLC 144A
EUR    398,000 FRN Ser. 04-2A, Class D, 3.044s,
               2014 (Ireland)                                           517,201
EUR    497,000 FRN Ser. 04-2A, Class C, 2.644s,
               2014                                                     645,852
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $37,077,637)                       $33,774,095

Common stocks (0.5%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         1,987 AboveNet, Inc. (NON) (S)                                 $65,571
         2,305 Alderwoods Group, Inc. (NON)
               (Canada)                                                  28,674
       820,000 AMRESCO Creditor Trust (acquired
               6/17/99 and 2/10/00,  cost $138,193)
               (NON) (RES) (F) (R)                                          820
           898 Birch Telecom, Inc. (NON) (F)                                  1
           504 Comdisco Holding Co., Inc.                                 9,198
     3,445,121 Contifinancial Corp. Liquidating
               Trust Units                                                4,306
        15,321 Covad Communications Group, Inc.
               (NON) (S)                                                 18,385
           497 Crown Castle International Corp.
               (NON)                                                      7,982
           903 Genesis HealthCare Corp. (NON) (S)                        38,730
        45,911 Globix Corp. (NON)                                       169,871
       470,000 iPCS Escrow, Inc. (NON) (F)                                  470
         6,975 iPCS, Inc. (NON)                                         230,873
           199 Knology, Inc. (NON)                                          472
           157 Leucadia National Corp. (S)                                5,393
         3,774 Northwestern Corp.                                        99,520
         1,158 Polymer Group, Inc. Class A (NON)
               (S)                                                       27,734
           715 PSF Group Holdings, Inc. 144A Class
               A (NON) (F)                                            1,251,828
        53,520 Regal Entertainment Group (F)                          1,125,526
           110 Sterling Chemicals, Inc. (NON)                             4,510
           740 Sun Healthcare Group, Inc. (NON)                           4,906
            12 USA Mobility, Inc. (NON)                                     389
       948,004 VFB LLC (acquired 10/27/00, cost
               $948,004) (NON) (RES)                                    194,341
         4,438 Washington Group International, Inc.
               (NON) (S)                                                199,666
                                                                 --------------
               Total Common stocks
               (cost $8,392,379)                                     $3,489,166

Brady bonds (0.5%) (a) (cost $2,829,499)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $3,476,498 Brazil (Federal Republic of) FRB
               Ser. 18 YR, 3 1/8s, 2012                              $3,263,737

Preferred stocks (0.2%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
            15 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                               $11,100
           320 First Republic Capital Corp. 144A
               10.50% pfd.                                              336,000
            32 Paxson Communications Corp. 14.25%
               cum. pfd. (PIK) (S)                                      217,600
           874 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd. (PIK)                                          777,860
                                                                 --------------
               Total Preferred stocks
               (cost $1,404,404)                                     $1,342,560

Units (0.1%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
       870,000 Morrison Knudsen Corp.                                   $77,213
           991 XCL Equity Units (F)                                     439,663
                                                                 --------------
               Total Units (cost $1,722,804)                           $516,876

Convertible preferred stocks (--%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         2,441 Emmis Communications Corp. Ser. A,
               $3.125 cum. cv. pfd.                                    $111,676
            55 Paxson Communications Corp. 144A
               9.75% cv. pfd. (PIK)                                     231,000
                                                                 --------------
               Total Convertible preferred stocks
               (cost $554,784)                                         $342,676

Warrants (--%) (a) (NON)                             Expiration
Number of warrants                                   date                 Value
-------------------------------------------------------------------------------
           719 AboveNet, Inc.                        9/8/08              $7,190
           846 AboveNet, Inc.                        9/8/10               5,076
         1,020 Dayton Superior Corp. 144A            6/15/09                  1
           508 MDP Acquisitions PLC 144A             10/1/13             14,224
           390 Mikohn Gaming Corp. 144A              8/15/08              7,706
           400 ONO Finance PLC 144A (United
               Kingdom)                              2/15/11                  4
           410 Pliant Corp. 144A                     6/1/10                   4
         1,830 TravelCenters of America, Inc. 144A   5/1/09               9,150
         1,670 Ubiquitel, Inc. 144A                  4/15/10                  1
         2,740 Washington Group International, Inc.
               Ser. A                                1/25/06             46,031
         3,131 Washington Group International, Inc.
               Ser. B                                1/25/06             42,424
         1,692 Washington Group International, Inc.
               Ser. C                                1/25/06             19,966
           590 XM Satellite Radio Holdings, Inc.
               144A                                  3/15/10             41,300
                                                                 --------------
               Total Warrants (cost $539,709)                          $193,077

Convertible bonds and notes (--%) (a) (NON) (cost $2,018,410)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,430,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes 13s, 2009 (Canada) (In
               default) (NON)                                               $24

Short-term investments (16.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $700,000 U.S. Treasury Bills for an effective
               yield of 2.18%, June 30, 2005 (SEG)                     $695,138
       300,778 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 2.70% to 3.03%
               and due dates ranging from April 1,
               2005, 2005 to May 3, 2005 (d)                            300,347
   119,818,144 Putnam Prime Money Market Fund (e)                   119,818,144
                                                                 --------------
               Total Short-term investments
               (cost $120,813,629)                                 $120,813,629
-------------------------------------------------------------------------------
               Total Investments
               (cost $799,751,521)                                 $792,268,899
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $714,238,552.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $195,161 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust

  (S) Securities on loan, in part or in entirety, at March 31, 2005.

  (U) A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at March 31, 2005, was less than 0.01% of net assets.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 5).

  (d) See Note 1 to the financial statements.

  (e) See Note 4 to the financial statements regarding investments in Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at March 31, 2005.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at March 31, 2005.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2005: (as a percentage of Market Value excluding collateral for loaned securities)

            Brazil                          0.9%
            Canada                          1.8
            Cayman Islands                  1.8
            France                          1.2
            Germany                         2.6
            Ireland                         0.7
            Luxembourg                      0.7
            Mexico                          1.3
            Sweden                          1.3
            United Kingdom                  1.7
            United States                  83.5
            Other                           2.5
                                          -----
            Total                         100.0%



Forward currency contracts to buy at March 31, 2005 (Unaudited)
(aggregate face value $76,131,951)

                                                                                           Unrealized
                                                        Aggregate          Delivery     appreciation/
                                          Value        face value              date    (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                   $19,280,365       $19,310,802           4/20/05          $(30,437)
British Pound                        10,959,052        11,005,460           6/15/05           (46,408)
Canadian Dollar                       2,321,382         2,311,137           4/20/05            10,245
Danish Krone                          1,226,728         1,240,224           6/15/05           (13,496)
Euro                                  4,374,566         4,497,188           6/15/05          (122,622)
Japanese Yen                         22,672,485        23,791,389           5/18/05        (1,118,904)
Norwegian Krone                       5,302,984         5,451,316           6/15/05          (148,332)
Polish Zloty                            568,812           596,948           6/15/05           (28,136)
Singapore Dollar                      1,777,696         1,781,652           5/18/05            (3,956)
South Korean Won                      1,788,425         1,796,635           5/18/05            (8,210)
Swiss Franc                           2,498,747         2,508,650           6/15/05            (9,903)
Taiwan Dollar                         1,881,910         1,840,550           5/18/05            41,360
------------------------------------------------------------------------------------------------------
                                                                                          $(1,478,799)
------------------------------------------------------------------------------------------------------




Forward currency contracts to sell at March 31, 2005 (Unaudited)
(aggregate face value $91,490,731)

                                                                                           Unrealized
                                                        Aggregate          Delivery     appreciation/
                                          Value        face value              date    (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                    $3,032,466        $3,034,154           4/20/05            $1,688
British Pound                         6,203,125         6,210,244           6/15/05             7,119
Canadian Dollar                      25,028,749        24,913,965           4/20/05          (114,784)
Euro                                 22,872,969        23,100,373           6/15/05           227,404
Japanese Yen                          2,785,157         2,792,563           5/18/05             7,406
Norwegian Krone                       2,922,859         2,948,357           6/15/05            25,498
Swedish Krona                        21,886,356        22,344,210           6/15/05           457,854
Swiss Franc                           5,987,313         6,146,865           6/15/05           159,552
------------------------------------------------------------------------------------------------------
                                                                                             $771,737
------------------------------------------------------------------------------------------------------




Futures contracts outstanding at March 31, 2005 (Unaudited)

                                                                                           Unrealized
                                      Number of                          Expiration     appreciation/
                                      contracts             Value              date    (depreciation)
------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)                                 15        $1,616,719            Jun-05          $(17,125)
Euro-Bobl 5 yr (Long)                       119        17,410,968            Jun-05            55,379
Euro-Bund 10 yr (Long)                       32         4,932,278            Jun-05            37,321
Japanese Government
Bond 10yr (Long)                              9        11,732,654            Jun-05           152,291
Japanese Government
Bond 10 yr Mini (Long)                       32         4,171,311            Jun-05            54,640
U.K. Gilt (Long)                              9         1,871,356            Jun-05             4,637
U.S. Treasury Bond
10 yr (Short)                               104        11,583,000            Jun-05           192,133
U.S. Treasury Note
10 yr (Long)                                 97        10,598,766            Jun-05          (127,603)
U.S. Treasury Note
5 yr (Long)                                   5           535,469            Jun-05            (5,874)
------------------------------------------------------------------------------------------------------
                                                                                             $345,799
------------------------------------------------------------------------------------------------------




TBA sale commitments outstanding at March 31, 2005
(proceeds receivable $43,054,773) (Unaudited)

                                                        Principal        Settlement
Agency                                                     amount              date             Value
------------------------------------------------------------------------------------------------------
FNMA, 6 1/2s, April 1, 2035                           $40,300,000           4/13/05       $41,817,545
FNMA, 5 1/2s, April 1, 2035                             1,200,000           4/13/05         1,201,781
------------------------------------------------------------------------------------------------------
                                                                                          $43,019,326
------------------------------------------------------------------------------------------------------




Interest rate swap contracts outstanding at March 31, 2005 (Unaudited)
                                                                                           Unrealized
                                                         Notional       Termination     appreciation/
                                                           amount              date    (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                            $16,800,000           3/30/09          $885,037

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.97375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                             13,900,000           1/26/06           208,827

Agreement with Bank of America,
N.A. dated December 2, 2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                              6,270,000           12/5/05            11,720

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.35% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                              4,400,000           1/27/14           154,136

Agreement with Credit Suisse
First Boston International dated
July 7, 2004 to pay semi-annually
the notional amount multiplied by
4.945% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR.                                  5,699,500            7/9/14           (45,187)

Agreement with Credit Suisse
First Boston International dated
July 7, 2004 to receive semi-annually
the notional amount multiplied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                                  5,048,700            7/9/06           (58,881)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-annually
the notional amount multiplied by
1.955% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.                             13,900,000           1/26/06           209,231

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive semi-
annually the notional amount
multiplied by 4.641% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                                          9,188,000          12/15/13           (40,338)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-annually
the notional amount multiplied by
4.3375% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.                              4,400,000           1/26/14           157,391

Agreement with Merrill Lynch
Capital Services, Inc. dated
February 16, 2005 to receive
semi-annually the notional
amount multiplied by the six
month Euribor and pay at
maturity the notional amount
multiplied by 2.5645%.                             EUR 46,900,000           2/19/07            16,467

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional
amount multiplied by the six
month JPY-LIBOR-BBA and
pay semi-annually the notional
amount multiplied by 0.399%.                    JPY 2,443,000,000           10/1/07          (117,483)

Agreement with Merrill Lynch
Capital Services, Inc. dated
November 17, 2000 to pay
semi-annually the notional
amount multiplied by the three
month USD-LIBOR-BBA and
receive the notional amount
multiplied by 6.68%.                                   $6,500,000          11/21/05           263,309
------------------------------------------------------------------------------------------------------
                                                                                           $1,644,229
------------------------------------------------------------------------------------------------------




Credit default contracts outstanding at March 31, 2005 (Unaudited)
                                                                                           Unrealized
                                                                           Notional     appreciation/
                                                                             amount    (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Citigroup effective January 6, 2005,
maturing on December 20, 2009, to receive a premium
based on the difference between the original spread on
issue and the market spread on day of execution and pay
quarterly 375 basis points times the notional amount.
Upon a credit default event of a reference entity within
the CDX BB HY Series 3 Index, the fund receives a
payment of the proportional notional amount times the
difference between the par value and the then-market
value of the reference entity within the CDX BB HY
Series 3 Index.                                                          $5,000,000          $103,701

Agreement with Deutsche Bank AG effective January 6, 2005,
maturing on December 20, 2009, to receive a premium based
on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of
the reference entity within the CDX HY Series 3 Index.                    3,000,000            65,841

Agreement with Goldman Sachs effective January 13, 2005,
maturing on December 20, 2009, to receive a premium
based on the difference between the original spread on
issue and the market spread on day of execution and pay
quarterly 375 basis points time the notional amount.
Upon a credit default event of a reference entity within
CDX HY Series 3 Index, the fund receives a payment
of the proportional notional amount times the difference
between the par value and the then-market value of the
reference entity within the CDX HY Series 3 Index.                        2,000,000            27,952

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund
pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                           1,116,444            54,626

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                           1,116,444            28,882

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                             558,222            25,506

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                             418,667            18,062

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                             279,111             8,961

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund
pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                             139,556             8,730

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund
pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.                             139,556             1,367

Agreement with JP Morgan effective January 18, 2005, maturing on December 20, 2009, to receive a premium based on the
difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount. Upon a credit default event of a
reference entity within CDX HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value
of the reference entity within the CDX HY Series 3 Index.                 3,000,000            28,659

Agreement with JP Morgan effective January 10, 2005, maturing on December 20, 2009, to receive a premium based on the
difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount. Upon a credit default event of a
reference entity within CDX HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value
of the reference entity within the CDX HY Series 3 Index.                 3,000,000            47,473

Agreement with JP Morgan effective January 14, 2005, maturing on December 20, 2009, to receive a premium based on the
difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount. Upon a credit default event of a
reference entity within CDX HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value
of the reference entity within the CDX HY Series 3 Index.                 2,000,000            23,888

Agreement with Bank of America, N.A. effective March 2, 2005, maturing on December 20, 2009, to receive a premium based
on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of
the reference entity within the CDX HY Series 3 Index.                    2,000,000            48,287

Agreement with Lehman Brothers Finance, S.A. effective March 24,
2005, maturing on December 20, 2009, to pay quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index that the counterparties agree advances within the 25-35 Loss Basket of the
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX
Series 3 Index.                                                             933,000            (8,841)

Agreement with Lehman Brothers effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based
on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value
of the reference entity within the CDX HY Series 3 Index.                 1,000,000            10,797
------------------------------------------------------------------------------------------------------
                                                                                             $493,891
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
March 31, 2005 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $283,482 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $679,933,377)              $672,450,755
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $119,818,144) (Note 4)        119,818,144
-------------------------------------------------------------------------------
Cash                                                                7,136,710
-------------------------------------------------------------------------------
Foreign currency (cost $1,465,234) (Note 1)                         1,646,582
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           8,988,477
-------------------------------------------------------------------------------
Receivable for securities sold                                      5,292,784
-------------------------------------------------------------------------------
Receivable for sales of delayed delivery securities (Note 1)       43,144,290
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,906,118
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                              195,216
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)             1,166,914
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)           1,623,633
-------------------------------------------------------------------------------
Receivable for open credit default contracts (Note 1)                 502,732
-------------------------------------------------------------------------------
Total assets                                                      863,872,355

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                               3,487,539
-------------------------------------------------------------------------------
Payable for securities purchased                                   10,526,384
-------------------------------------------------------------------------------
Payable for purchases of delayed delivery securities (Note 1)      86,869,925
-------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 4)                 1,221,510
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             35,840
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 93,121
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,679
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                1,873,976
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)              1,507,261
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              261,889
-------------------------------------------------------------------------------
Payable for open credit default contracts (Note 1)                      8,841
-------------------------------------------------------------------------------
Premium received on credit default contracts (Note 1)                 423,088
-------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$43,054,773) (Note 1)                                              43,019,326
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                    300,347
-------------------------------------------------------------------------------
Other accrued expenses                                                  3,077
-------------------------------------------------------------------------------
Total liabilities                                                 149,633,803
-------------------------------------------------------------------------------
Net assets                                                       $714,238,552

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Note 1)           $838,150,324
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)            (838,208)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (117,828,197)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                  (5,245,367)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $714,238,552

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($714,238,552 divided by
100,313,084 shares)                                                     $7.12
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2005 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest (including interest income of $1,220,950 from
investments in affiliated issuers) (Note 4)                       $18,015,515
-------------------------------------------------------------------------------
Dividends                                                             132,930
-------------------------------------------------------------------------------
Securities lending                                                        691
-------------------------------------------------------------------------------
Total investment income                                            18,149,136

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    2,600,689
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                      191,275
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                               171,445
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             13,988
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       21,192
-------------------------------------------------------------------------------
Other                                                                 133,960
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 4)                        (91,203)
-------------------------------------------------------------------------------
Total expenses                                                      3,041,346
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (118,715)
-------------------------------------------------------------------------------
Net expenses                                                        2,922,631
-------------------------------------------------------------------------------
Net investment income                                              15,226,505
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   15,322,897
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          883,728
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     1,813,723
-------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)               (150,515)
-------------------------------------------------------------------------------
Net realized gain foreign currency transactions (Note 1)            1,065,595
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                  792,309
-------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, swap contracts, credit default contracts and TBA
sale commitments during the period                                (15,247,046)
-------------------------------------------------------------------------------
Net gain on investments                                             4,480,691
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $19,707,196
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    March 31     September 30
Increase (decrease) in net assets                       2005*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $15,226,505      $39,968,442
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                             18,935,428       15,728,201
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                               (14,457,737)       7,855,132
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        19,707,196       63,551,775
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                       (21,064,752)     (48,649,600)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets           (1,357,556)      14,902,175

Net assets
-------------------------------------------------------------------------------
Beginning of period                              715,596,108      700,693,933
-------------------------------------------------------------------------------
End of period (including distributions in
excess of and undistributed net investment
income of $838,208 and $5,000,039,
respectively)                                   $714,238,552     $715,596,108
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning and end of
period                                           100,313,084      100,313,084
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

                                        Six months
                                           ended
                                          March 31
Per-share                               (Unaudited)                                Year ended September 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $7.13           $6.99           $6.26           $6.54           $7.13           $7.57
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .15 (d)         .40 (d)         .48             .52             .58             .63
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .05             .23             .73            (.26)           (.57)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .20             .63            1.21             .26             .01             .20
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.21)           (.49)           (.48)           (.53)           (.46)           (.64)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.01)           (.14)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.21)           (.49)           (.48)           (.54)           (.60)           (.64)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.12           $7.13           $6.99           $6.26           $6.54           $7.13
---------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                             $6.390          $6.730          $6.410          $6.380          $6.050          $6.438
---------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                        (2.00)*         12.95            8.35           14.81            3.06           10.72
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $714,239        $715,596        $700,694        $627,620        $655,161        $713,894
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .42* (d)        .86 (d)         .89             .87             .90             .87
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   2.10* (d)       5.61 (d)        7.22            7.97            8.50            8.60
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    109.62* (f)     113.46          141.60 (e)      193.33 (e)      111.45          116.71
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such waivers, the expenses of the fund for the periods ended March 31, 2005 and
    September 30, 2004 reflect a reduction of 0.01% and less than 0.01% respectively, of average net assets (Note 4).

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
March 31, 2005 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector. The fund invests in higher yielding, lower rated bonds that have a higher rate of default due to the nature of the investments.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the "SEC"), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statement of operations.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

K) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

L) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $283,482. The fund received cash collateral of $300,347 which is pooled with collateral of other Putnam funds into 28 issuers of high grade short-term investments.

M) Federal taxes It is the policy of the fund to distribute all of its taxable (for tax exempt and municipal bond funds exclude "taxable") income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2004, the fund had a capital loss carryover of $134,326,968 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------------
    $9,097,567   September 30, 2007
    25,640,537   September 30, 2008
    24,593,458   September 30, 2009
    27,431,170   September 30, 2010
    47,564,236   September 30, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2005, $1,976,087 of losses recognized during the period November 1, 2003 to September 30, 2004.

The aggregate identified cost on a tax basis is $801,826,605, resulting in gross unrealized appreciation and depreciation of $17,839,431 and $27,397,137, respectively, or net unrealized depreciation of $9,557,706.

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

Effective September 13, 2004, Putnam Investments Limited ("PIL"), an affiliate of Putnam Management is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended March 31, 2005, the fund paid PFTC $362,720 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2005, the fund's expenses were reduced by $118,715 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,193, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.


Note 3
Purchases and sales of securities

During the six months ended March 31, 2005, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $615,930,190 and $605,054,628, respectively. Purchases or sales of U.S. government securities aggregated $0 and $10,518,000, respectively.


Note 4
Investment in Putnam Prime Money
Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $91,203 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $1,220,950 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $224,081,948 and $202,436,912, respectively.


Note 5
Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.


Note 6
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.


Compliance certifications
(Unaudited)

On July 8, 2004, your fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") on which the fund's principal executive officer certified that he was not aware, as of that date, of any violation by the fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the fund's disclosure controls and procedures and internal control over financial reporting.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57-59 St. James Street
London, England SW1A 1LD

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Senior Vice President,
Compliance Liaison
and Staff Counsel

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Do you want to save paper and receive this document faster?

Shareholders can sign up for email delivery of shareholder reports on www.putnaminvestments.com.

223902  5/05


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005